UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03073

SECURITY CASH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS	66636-0001
(Address of principal executive offices)	(Zip code)

THOMAS A. SWANK, PRESIDENT

SECURITY CASH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

Security FundsSM

Semi-Annual Report

June 30, 2007

• Security Income Fund

• Capital Preservation Series • Diversified Income Series • High Yield Series • Income Opportunity Series

• Security Cash Fund

Security Income Fund

Security Cash Fund

June 30, 2007

Semi-Annual Report

(unaudited)

Chairman’s Letter

August 15, 2007

Thomas A. Swank
Chairman of the Board

To Our Shareholders:

Investors in the stock market in general enjoyed strong returns over the first half of 2007, but not without experiencing some event driven volatility both early in the first quarter of 2007 as they weathered negative news from Asian markets and again late in the second quarter as the housing sector was hit with negative sub-prime related concerns. The fact that the stock market rebounded to end the first quarter with positive returns and then continued to rally through much of the second quarter is remarkable and an indication that fundamentals such as stronger than expected corporate earnings growth and benign inflation continued to be strong drivers. In addition, merger and acquisition activity was generating headlines, which helped to keep investors thinking positively about the markets.

Interest rates on US Treasury securities with both short-term and long-term maturities during the period are summarized below.

	% Rates
U.S. Treasury Maturity	12/31/06	3/31/07	6/30/07
3 Month	5.02	5.04	4.82
5 Year	4.70	4.54	4.92
10 Year	4.71	4.65	5.03
20 Year	4.91	4.92	5.21

The performance of selected major indexes in each quarter and for the six-month period is shown in the table below.

	Return %
Index	1st Qtr 2007	2nd Qtr 2007	Six Months 12/31/06- 6/30/07
S&P 500	0.64	6.28	6.96
Russell 1000	1.21	5.90	7.18
Russell 2500	3.55	4.94	8.67
Russell 2000	1.95	4.41	6.45
MSCI EAFE ($US)	4.08	6.40	10.74
Lehman Aggregate Bond	1.50	(0.52)	0.98
Lehman High Yield	2.64	0.22	2.87

Overall during the period, the highest returns came from international equities. On the domestic side, stocks on the whole performed well all along the large-mid-small cap spectrum with little significant variation between growth and value styles. Bond performance was much more modest as longer term interest rates rose, and credit concerns caused corporate interest rate spreads to widen over US Treasuries.

The Federal Reserve continued in its strategy of staying on the sidelines with the key factors being the growth in the economy and inflationary trends. As economic growth moderates over the next few quarters, and absent any spike in inflation, the market would expect the next Fed move to be one of easing, or lowering of short term rates. If the economy continues in its resilience, such a Fed move may not happen for some time, even though it has been over a year since the Fed raised the Fed target rate to its current level, and over four years since its last easing move. The Fed is not likely to be making any change in its policy until a clear indication of the direction of inflation unfolds.

Given that these types of events are difficult to successfully and consistently predict for any investor, it behooves all of us to maintain a diversified portfolio strategy that is designed to meet key financial objectives over the long run. One of the main roles of the Security Funds is to provide professionally managed investment portfolios that give shareholders the benefits of diversification as well as investment returns that meet their long term goals.

We appreciate your continued investment in the Funds and as always welcome any comments or questions you may have.

Sincerely,

Thomas A. Swank

Chairman, The Security Funds

Security Income Fund

Capital Preservation Series

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Security Income Fund
Performance Summary	Capital Preservation Series
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Capital Preservation Series on May 3, 1999 (date of inception), reflects deduction of the 3.50% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index that tracks investment grade bonds including U.S. government bonds and corporate bonds with maturities of between 1 and 3 years.

Average Annual Returns

Periods Ended 06-30-07	1 Year	5 Years	Since Inception
A Shares	1.35%	3.22%	4.28%(5-3-99)
B Shares	(0.50)%	3.10%	4.23%(5-3-99)
C Shares	3.75%	3.69%	4.48%(5-3-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced. Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The 5 years and since inception returns includes the effect of this change and in the absence of such change, the return would have been lower.

Portfolio Comparison by Quality Rating

(Based on Standard & Poor’s Ratings)

AAA	39.59%
AA	5.99
A	17.80
BBB	19.11
BB	3.50
B	1.85
CCC	0.24
D	0.03
NR	2.79
Preferred Stock	5.47
Commercial Paper	2.94
Repurchase Agreement	0.33
Cash & other assets, less liabilities	0.36
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Performance Summary	Capital Preservation Series
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series’ Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Capital Preservation
Series—Class A
Actual	$1,000.00	$1,019.80	$5.06
Hypothetical	1,000.00	1,019.79	5.06

Capital Preservation
Series—Class B
Actual	1,000.00	1,017.30	7.55
Hypothetical	1,000.00	1,017.31	7.55

Capital Preservation
Series—Class C
Actual	1,000.00	1,018.50	6.31
Hypothetical	1,000.00	1,018.55	6.31

[1]

The actual ending account value is based on the actual total return of the Series for the period from January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series’ expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2007 to June 30, 2007 was 1.98%, 1.73% and 1.85%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series’ annualized expense ratio (1.01%, 1.51% and 1.26% for Class A, B and C shares, respectively) net of earnings credits, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)

	Principal Amount	Value
CORPORATE BOND—47.0%
Automotive—1.8%
Cooper-Standard Automotive, Inc.
8.375%, 2014(1)	$35,000	$32,637
Dana Corporation
7.00%, 2029(1)(2)	37,000	37,463
Dura Operating Corporation
8.625%, 2012(2)	21,000	13,650
Ford Motor Company
7.45%, 2031	4,000	3,195
Ford Motor Credit Company LLC
7.25%, 2011(1)	41,000	39,460
General Motors Acceptance Corporation
6.125%, 2007	9,000	9,006
6.875%, 2011	12,000	11,804
6.75%, 2014	26,000	24,899
8.00%, 2031(1)	124,000	126,800
GMAC LLC
6.51%, 2008(1)(3)	3,000,000	3,000,027
Sonic Automotive, Inc.
8.63%, 2013	23,000	23,690

		3,322,631

Banking—10.0%
E*Trade Financial Corporation
8.00%, 2011	25,000	25,625
Kaupthing Bank HF
6.056%, 2010(1)(3)(4)(5)	5,000,000	5,052,860
Northgroup Preferred Capital Corporation
6.378%, 2049(1)(3)(4)(5)	4,300,000	4,168,119
Republic New York Capital I
7.75%, 2026(1)	2,000,000	2,073,200
Standard Chartered plc
6.409%, 2049(1)(3)(4)(5)	2,000,000	1,907,232
USB Capital IX
6.189%, 2042(1)(3)	3,000,000	3,022,152
Wachovia Capital Trust III
5.80%, 2042(1)(3)	2,000,000	1,991,284

		18,240,472

Brokerage—2.2%
Janus Capital Group, Inc.
5.875%, 2011(1)	2,000,000	2,003,684
Residential Capital LLC
6.46%, 2009(1)(3)	2,000,000	1,990,680

		3,994,364

Building Materials—0.8%
Cemex
6.64%, 2049(1)(3)(4)(5)	1,500,000	1,473,180
Dayton Superior Corporation
10.75%, 2008	28,000	28,630
Legrand France
8.50%, 2025	20,000	23,350

		1,525,160

Chemicals—0.1%
Geo Specialty Chemicals
13.85%, 2009	29,000	23,925
Hercules, Inc.
6.75%, 2029	21,000	20,370
Huntsman LLC
11.63%, 2010(1)	45,000	48,375
Mosaic Global Holdings, Inc.
7.375%, 2018	18,000	17,685

		110,355

Construction Machinery—0.0%
Columbus McKinnon Corporation
10.00%, 2010	16,000	16,880
United Rentals North America, Inc.
7.00%, 2014(1)	44,000	42,900

		59,780

Electric—8.4%
AES Corporation
8.75%, 2013(1)(4)(5)	50,000	52,750
Allegheny Energy Supply
8.25%, 2012(1)(4)(5)(6)	65,000	69,225
American Electric Power Company, Inc.
4.709%, 2007(1)(6)	3,000,000	2,996,886
Commonwealth Edison Company
5.95%, 2016(1)	2,000,000	1,957,960
Dominion Resources, Inc.
4.125%, 2008(1)	2,800,000	2,777,200
DPL, Inc.
6.875%, 2011	25,000	25,959
FPL Group Capital, Inc.
5.551%, 2008(1)	3,000,000	2,998,206
Northwestern Corporation
5.875%, 2014	14,000	13,586
Powercor Australia LLC
6.15%, 2008(1)(4)(5)	3,000,000	3,011,367
PSEG Energy Holdings LLC
10.00%, 2009(1)	53,000	56,982
8.50%, 2011(1)	34,000	36,011
WPS Resources Corporation
6.11%, 2066(1)(3)	1,500,000	1,438,359

		15,434,491

Entertainment—0.1%
AMC Entertainment, Inc.
8.00%, 2014(1)	46,000	45,080
NCL Corporation
10.625%, 2014(6)	21,000	20,265
Universal City Development Partners
11.75%, 2010(1)	44,000	46,640

		111,985

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Environmental—0.1%
Allied Waste North America, Inc.
5.75%, 2011 (1)	$50,000	$47,562
9.25%, 2012 (1)	37,000	38,804
Browning-Ferris Industries, Inc.
9.25%, 2021	20,000	21,300

		107,666

Financial —Other—0.3%
AAC Group Holding Corporation
0.00%, 2012 (6)	5,000	4,500
Affinia Group, Inc.
9.00%, 2014	30,000	29,400
AGFC Capital Trust I
6.00%, 2067 (1)(3)(4)(5)	500,000	478,167
Pxre Capital Trust I
8.85%, 2027 (1)	31,000	31,310
Triad Acquisition Corporation
11.125%, 2013	13,000	12,415

		555,792

Financial Companies—Noncaptive
Consumer—3.5%
Nelnet, Inc.
7.40%, 2036 (1)(3)	4,000,000	3,988,064
Residential Capital LLC
7.187%, 2009 (1)(3)(4)(5)	2,500,000	2,488,830

		6,476,894

Financial Companies—Noncaptive
Diversified—2.1%
Core Investment Grade Bond Trust I
4.642%, 2007 (1)(6)	3,891,304	3,876,322

Food & Beverage—1.7%
Cad bury Schweppes US Finance LLC
3.875%, 2008 (1)(4)(5)	3,000,000	2,937,096
Harry & David Holdings, Inc.
10.36%, 2012 (3)	12,000	12,120
Swift & Company
10.125%, 2009 (6)	27,000	28,003
12.50%, 2010	10,000	10,585
Viskase Companies, Inc.
11.50%, 2011	30,000	30,000

		3,017,804

Gaming—0.1%
155 EastTropicana LLC
8.75%, 2012	25,000	25,000
Caesars Entertainment, Inc.
8.875%, 2008	21,000	21,577
MTR Gaming Group, Inc.
9.75%, 2010	14,000	14,560
Wheeling Island Gaming, Inc.
10.125%, 2009	16,000	16,200
Wynn Las Vegas LLC
6.625%, 2014	32,000	30,840

		108,177

Healthcare—0.0%
InSight Health Services Corporation
9.875%, 2011 (2)	13,000	3,900
Tenet Healthcare Corporation
6.375%, 2011 (1)	12,000	10,965
9.75%, 2015 (1)(6)	58,000	55,100

		69,965

Home Construction—0.0%
Beazer Homes USA, Inc.
8.625%, 2011 (1)	22,000	21,120
8.375%, 2012 (1)	27,000	25,515
K Hovnanian Enterprises, Inc.
8.875%, 2012	31,000	28,520

		75,155

Independent Energy—0.0%
Stone Energy Corporation
8.25%, 2011 (1)	57,000	57,000
Whiting Petroleum Corporation
7.25%, 2012	10,000	9,500
7.25%, 2013	4,000	3,800

		70,300

Insurance—Properly & Casualty—4.7%
Atlantic Mutual Insurance Company
8.15%, 2028 (1)(4)(5)	59,000	35,762
Navigators Group, Inc.
7.00%, 2016 (1)	1,000,000	1,001,164
Safeco Corporation
4.20%, 2008 (1)	1,500,000	1,489,853
Swiss Re Capital 1, LP
6.854%, 2049 (1)(3)(4)(5)	3,000,000	3,017,712
TIG Capital Trust I
8.597%, 2027 (1)(4)(5)	34,000	30,430
Travelers Property Casualty Corporation
3.75%, 2008 (1)	3,000,000	2,958,822

		8,533,743

Lodging—0.0%
Sheraton Holding Corporation
7.375%, 2015	25,000	24,737

Media—Cable—1.2%
Cablevision Systems Corporation
9.82%, 2009 (3)	22,000	22,990
CSC Holdings, Inc.
7.875%, 2007 (1)	41,000	41,256
7.25%, 2008 (1)	17,000	17,128
EchoStar DBS Corporation
6.625%, 2014	19,000	18,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Media—Cable (continued)
Insight Midwest, LP
9.75%, 2009	$10,000	$10,075
Mediacom LLC
9.50%, 2013	30,000	30,675
Shaw Communications, Inc.
8.25%, 2010 (1)	54,000	56,700
Univision Communications, Inc.
3.50%, 2007 (1)	1,985,000	1,965,150

		2,162,119

Media—Non Cable—0.1%
Cenveo Corporation
7.875%, 2013	33,000	32,340
Dex Media East LLC
12.13%, 2012 (1)	92,000	99,015
Primedia, Inc.
10.735%, 2010 (1)(3)	43,000	44,343
8.875%, 2011 (1)	29,000	29,870
RH Donnelley, Inc.
10.88%, 2012	27,000	28,789
Sinclair Broadcast Group, Inc.
8.00%, 2012	4,000	4,120

		238,477

Metals & Mining—0.0%
Ispat Inland ULC
9.75%, 2014 (1)	38,000	42,116
Trimas Corporation
9.875%, 2012	31,000	31,853

		73,969

Natural Gas Pipelines—0.1%
Williams Companies, Inc.
8.125%, 2012 (1)(6)	53,000	56,246
8.75%, 2032 (1)(6)	24,000	27,780

		84,026

Oil Field Services—0.0%
Secunda International, Ltd.
13.356%, 2012 (3)	21,000	21,788

Packaging—0.0%
Constar International, Inc.
8.735%, 2012 (3)(5)	15,000	15,000

Paper—0.1%
Cascades, Inc.
7.25%, 2013 (1)	39,000	37,928
Georgia-Pacific Corporation
8.00%, 2024 (1)	51,000	49,470
Tembec Industries, Inc.
8.625%, 2009 (1)	46,000	28,865
8.50%, 2011 (1)	78,000	41,242

		157,505

Railroads—3.0%
CSX Corporation
6.15%, 2037 (1)	2,500,000	2,400,900
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
9.375%, 2012 (1)	35,000	37,450
Kansas City Southern Railway
9.50%, 2008 (1)	59,000	61,065
7.50%, 2009 (1)	20,000	19,850
TTX Company
3.875%, 2008 (1)(4)(5)	3,000,000	2,958,423

		5,477,688

REITs—5.7%
BF Saul Reit
7.50%, 2014	21,000	21,079
HRPT Properties Trust
5.96%, 2011 (1)(3)	2,499,000	2,500,142
iStar Financial, Inc.
4.875%, 2009 (1)	3,000,000	2,961,642
Simon Property Group, LP
7.125%, 2007 (1)	5,000,000	5,017,065

		10,499,928

Retailers—0.1%
Foot Locker, Inc.
8.50%, 2022	25,000	25,375
Gregg Appliances, Inc.
9.00%, 2013	17,000	18,105
Petro Stopping Centers, LP
9.00%, 2012	34,000	35,870
Toys R US, Inc.
7.375%, 2018	21,000	17,692

		97,042

Services—0.0%
Allied Security Escrow Corporation
11.375%, 2011	22,000	22,110
Cornell Companies, Inc.
10.75%, 2012	30,000	32,250

		54,360

Technology—0.1%
Lucent Technologies, Inc.
6.45%, 2029 (1)	55,000	47,850
Nortel Networks Corporation
6.875%, 2023	31,000	27,125
Sanmina-SCI Corporation
6.75%, 2013 (1)	66,000	60,060

		135,035

Telecommunications—Wireless—0.1%
Millicom International Cellular S.A.
10.00%, 2013 (1)(6)	42,000	45,465
Nextel Communications, Inc.
7.375%, 2015 (1)	65,000	64,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Telecommunications—Wireless
(continued)
Nextel Partners, Inc.	$27,000	$28,162

8.125%, 2011		138,599

Telecommunications—Wirelines—0.1%
AT&T Corporation
7.30%, 2011 (1)(6)	37,000	39,386
8.00%, 2031 (1)(6)	37,000	43,977
Axtel SAB de CV
11.00%, 2013	13,000	14,300
Cincinnati Bell, Inc.
7.25%, 2013 (1)	9,000	9,225
8.375%, 2014 (1)	71,000	71,710
Qwest Corporation
8.61%, 2013 (1)(3)	10,000	10,850
7.25%, 2025 (1)	42,000	41,895
Securus Technologies, Inc.
11.00%, 2011	18,000	18,023

		249,366

Tobacco—0.0%
Alliance One International, Inc.
11.00%, 2012	21,000	23,048

Transportation Services—0.0%
Ship Finance International, Ltd.
8.50%, 2013 (1)	46,000	47,380

U.S. Banking—0.5%
PartnerRe Finance II
6.44%, 2066 (1)(3)	1,000,000	949,606
TOTAL CORPORATE BOND (Cost $87,061,671)		$86,140,729
PREFERRED STOCK—5.5%
Insurance—Life—1.6%
WoodBourne Pass-Through Trust
6.42%, 2008 (1)(3)(4)(5)	30	3,007,500

Insurance Brokers—2.8%
Capital Trust Pass-Thru
4.50%, 2007 (1)(3)(4)(5)	5,000	5,028,500

Property & Casualty Insurance—1.1%
Aspen Insurance Holdings, Ltd.
7.401%, 2017 (1)(3)(6)	80,000	1,992,000
TOTAL PREFERRED STOCK (Cost $9,931,510)		$10,028,000
MORTGAGE BACKED SECURITIES—21.6%
Other Non-Agency—17.6%
CMO’s—17.6%
Chaseflex Trust
2006-1, 5.935%—2036 (1)(3)	5,000,000	5,000,048
Countrywide Alternative Loan Trust
2005-30CB, 5.62%—2035 (1)(3)	3,930,962	3,917,316
Harborview Mortgage Loan Trust	1,642,105	1,645,964
2005-9, 5.66%—2035 (1)(3)
JP Morgan Alternative Loan Trust
2006-S2, 5.81%—2036 (1)	3,000,000	2,989,104
2006-S3, 6.00%—2036 (1)	5,000,000	4,965,224
JP Morgan Mortgage Trust
2004-A5, 4.828%—2034 (1)(3)	3,121,747	3,069,301
2007-A2, 6.057%—2037 (1)(3)	5,000,000	4,946,484
Master Adjustable Rate Mortgages Trust
2003-5, 4.466%—2033 (1)(3)	2,178,522	2,152,892
Washington Mutual, Inc.
2005-AR16 1A1, 5.104%—2035 (1)(3)	3,744,437	3,704,666

		32,390,999

U.S. Government Sponsored
Agencies—1.6%
Pass-Thru’s—1.6%
Federal Home Loan Mortgage Corporation #1B2544, 5.289%—2036 (1)(3)	2,970,399	2,934,495

U.S. Government Sponsored
Securities—2.4%
CMC’s—2.4%
Government National Mortgage Association
GNR 2006-23 A, 6.00%—2033 (1)	4,377,420	4,366,199
TOTAL MORTGAGE BACKED SECURITIES (Cost $39,795,935)		$39,691,693
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Bill
4.79%, 2007 (1)	400,000	391,754
TOTAL U.S. GOVERNMENT SECURITIES (Cost $391,635)		$391,754
ASSET BACKED SECURITIES—22.1%
Home Equity Loans—17.2%
Ameriquest Mortgage Securities, Inc.	4,195,374	4,200,001
2005-R7, 5.58%, 2035 (1)(3)
Asset Backed Securities Corporation Home Equity	5,000,000	5,008,756
2005-HE6, 5.81%, 2035 (1)(3)
Credit-Based Asset Servicing and Securitization LLC
2004-CB4, 5.497%, 2035 (1)	467,843	465,871
2005-CB5, 5.58%, 2035 (1)(3)	4,567,212	4,581,423
Fremont Home Loan Trust	2,359,699	2,360,749
2005-2, 5.57%, 2035 (1)(3)
Option One Mortgage Loan Trust	2,402,235	2,404,232
2005-3, 5.57%, 2035 (1)(3)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity Loans (continued)
Residential Asset Mortgage Products, Inc.
2005-RS7, 5.59%, 2035 (1)(3)	$3,750,719	$3,755,511
Residential Asset Securities Corporation
2005-KS7, 5.55%, 2035 (1)(3)	4,794,802	4,800,126
Structured Asset Investment Loan Trust
2005-HE3, 5.57%, 2035 (1)(3)	4,000,000	4,003,761

		31,580,430

Other—4.9%
Silverado CLO, Ltd.
2006-2A, 5.756%, 2020 (3)(4)(5)	6,000,000	5,976,300
Squared CDO, Ltd.
6.357%, 2057 (3)(4)	3,000,000	2,965,800

		8,942,100
TOTAL ASSET BACKED SECURITIES (Cost $40,509,231)		$40,522,530
COMMERCIAL PAPER—2.9%
Banking—0.7%
UBS Finance (Delaware) LLC
5.31%, 7/6/2007 (1)	1,400,000	1,398,967

Brokerage—1.3%
ING (US) Funding LLC
5.28%, 7/3/2007 (1)	2,400,000	2,399,296

Financial Companies—Captive—0.9%
International Lease Finance Company
5.32%, 7/2/2007 (1)	1,600,000	1,599,764
TOTAL COMMERCIAL PAPER (Cost $5,398,027)		$5,398,027
REPURCHASE AGREEMENT—0.3%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount $600,243 (Collateralized by U.S. Treasury Note, 3.00%, 2/15/09 with a value of $612,459)	$600,000	$600,000
TOTAL REPURCHASE AGREEMENT (Cost $600,000)		$600,000
Total Investments (Security Income Fund—Capital Preservation Series)		$182,772,733
(Cost $183,688,009)—99.6%
Other Assets in Excess of Liabilities—0.4%		656,303

TOTAL NET ASSETS—100.0%		$183,429,036

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $183,709,547.

1	-Security is segregated as collateral for open futures contracts.
2	-Security is in default of interest and/or principal obligations.
3	-Variable rate security. Rate indicated is rate effective at June 30, 2007.
4	-Security was acquired through a private placement.
5	-Security is a 144A security, which places restrictions on resale. See Note 4 in notes to financial statements.
6	-Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.

Glossary:

plc	-Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Capital Preservation Series
(unaudited)

Statement of Assets and Liabilities

June 30, 2007

Assets:
Investments, at value[1]	$182,772,733
Cash	43,059
Receivables:
Securities sold	4,291
Fund shares sold	175,754
Dividends	95,025
Interest	1,418,754
Prepaid expenses	36,878

Total assets	184,546,494

Liabilities:
Payable for:
Fund shares redeemed	835,489
Variation margin on futures	31,453
Dividends payable to shareholders	30,426
Management fees	53,687
Custodian fees	12,872
Transfer agent/maintenance fees	32,928
Administration fees	18,590
Professional fees	25,750
12b-1 distribution plan fees	59,233
Directors’ fees	3,468
Other	13,562

Total liabilities	1,117,458

Net Assets	$183,429,036

Net assets consist of:
Paid in capital	$188,703,155
Accumulated net investment loss	(41,464)
Accumulated net realized loss on sale of investments and futures	(4,526,516)
Net unrealized depreciation in value of investments and futures	(706,139)

Net assets	$183,429,036

Class A:
Capital shares outstanding (unlimited number of shares authorized)	11,232,839
Net assets	$109,057,695
Net asset value and redemption price per share	$9.71

Maximum offering price per share (net asset value divided by 96.50%)	$10.06

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,920,325
Net assets	$28,344,683
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.71

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,742,270
Net assets	$46,026,658
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.71

[1]Investments, at cost	$183,688,009

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income:
Interest	$4,866,218
Dividend	306,526

Total investment income	5,172,744

Expenses:
Management fees	324,098
Custodian fees	21,889
Transfer agent/maintenance fees	186,556
Administration fees	96,741
Directors’ fees	5,043
Professional fees	18,308
Reports to shareholders	18,820
Registration fees	22,883
Other expenses	9,015
12b-1 distribution plan fees—Class A	137,194
12b-1 distribution plan fees—Class B	103,384
12b-1 distribution plan fees—Class C	119,687

Total expenses	1,063,618
Less: Earnings credits applied	(285)

Net expenses	1,063,333

Net investment income	4,109,411

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	46,923
Futures	(159,207)

Net realized loss	(112,284)

Net unrealized appreciation (depreciation) during the period on:
Investments	(665,395)
Futures	199,460

Net unrealized depreciation	(465,935)

Net realized and unrealized loss	(578,219)

Net increase in net assets resulting from operations	$3,531,192

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Statement of Changes in Net Assets	Capital Preservation Series

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$4,109,411	$8,582,076
Net realized loss during the period on investments and futures	(112,284)	(2,238,983)
Net unrealized appreciation (depreciation) during the period on investments and futures.	(465,935)	1,720,786

Net increase in net assets resulting from operations	3,531,192	8,063,879

Distributions to shareholders from:
Net investment income
Class A	(2,516,398)	(4,959,502)
Class B	(562,658)	(1,158,325)
Class C	(1,036,383)	(2,445,695)
Return of capital
Class A	—	(28,046)
Class B	—	(7,512)
Class C	—	(14,524)

Total distributions to shareholders	(4,115,439)	(8,613,604)

Capital share transactions:
Proceeds from sale of shares
Class A	22,159,418	45,857,759
Class B	3,852,468	3,448,409
Class C	2,332,188	3,558,282
Distributions reinvested
Class A	2,419,644	4,748,068
Class B	538,734	1,111,929
Class C	942,720	2,166,533
Cost of shares redeemed
Class A	(26,220,584)	(69,428,496)
Class B	(4,561,553)	(12,601,820)
Class C	(7,858,285)	(36,348,409)

Net decrease from capital share transactions	(6,395,250)	(57,487,745)

Net decrease in net assets	(6,979,497)	(58,037,470)

Net assets:
Beginning of period	190,408,533	248,446,003

End of period	$183,429,036	$190,408,533

Accumulated net investment loss at end of period	$(41,464)	$(35,436)

Capital Share Activity:
Shares sold
Class A	2,277,683	4,720,181
Class B	396,603	354,907
Class C	239,471	366,282
Shares reinvested
Class A	248,488	488,601
Class B	55,333	114,447
Class C	96,826	222,997
Shares redeemed
Class A	(2,694,586)	(7,146,333)
Class B	(468,002)	(1,297,752)
Class C	(807,140)	(3,741,913)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Capital Preservation Series

	Six Months Ended June 30, 2007[i]	Year Ended December 31, 2006	Period Ended December 31, 2005[h]	2005[d,f]	2004	2003	Year Ended September 30, 2002
Class A
Per Share Data
Net asset value, beginning of period	$9.74	$9.76	$9.83	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[g]	0.22	0.41	0.09	0.32	0.35	0.36	0.48
Net gain (loss) on securities (realized and unrealized)	(0.03)	(0.02)	(0.02)	0.15	–	–	–

Total from investment operations	0.19	0.39	0.07	0.47	0.35	0.36	0.48

Less distributions:
Dividends from net investment income	(0.22)	(0.41)	(0.12)	(0.53)	(0.35)	(0.36)	(0.48)
Distributions from realized gains	–	–	(0.02)	(0.11)	(0.15)	(0.08)	–
Reverse stock split	–	–	–	–	0.15	0.08	–

Total distributions	(0.22)	(0.41)	(0.14)	(0.64)	(0.35)	(0.36)	(0.48)

Net asset value, end of period	$9.71	$9.74	$9.76	$9.83	$10.00	$10.00	$10.00

Total Return[a]	1.98%	4.10%	2.04%	4.73%	3.60%	3.64%	4.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109,058	$111,052	$130,131	$136,181	$377,026	$294,501	$361,411

Ratios to average net assets:
Net investment income	4.58%	4.20%	3.49%	2.96%	3.64%	3.68%	4.72%
Total expenses[b]	1.01%	1.05%	1.04%	1.41%	1.59%	1.53%	1.50%
Net expenses[c]	1.01%	1.05%	1.04%	1.21%	1.49%	1.45%	1.37%

Portfolio turnover rate	43%	63%	73%	36%[e]	–	–	–

	Six Months Ended June 30, 2007[i]	Year Ended December 31, 2006	Period Ended December 31, 2005[h]	2005[d,f]	2004	2003	Year Ended September 30, 2002
Class B
Per Share Data
Net asset value, beginning of period	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[g]	0.20	0.36	0.07	0.24	0.30	0.31	0.43
Net gain (loss) on securities (realized and unrealized)	(0.03)	(0.01)	(0.02)	0.18	–	–	–

Total from investment operations	0.17	0.35	0.05	0.42	0.30	0.31	0.43

Less distributions:
Dividends from net investment income	(0.20)	(0.36)	(0.11)	(0.48)	(0.30)	(0.31)	(0.43)
Distributions from realized gains	–	–	(0.02)	(0.11)	(0.15)	(0.08)	–
Reverse stock split	–	–	–	–	0.15	0.08	–

Total distributions	(0.20)	(0.36)	(0.13)	(0.59)	(0.30)	(0.31)	(0.43)

Net asset value, end of period	$9.71	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00

Total Return[a]	1.73%	3.69%	1.43%	4.21%	3.03%	3.12%	4.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,345	$28,595	$36,722	$38,554	$40,439	$35,989	$20,677

Ratios to average net assets:
Net investment income	4.08%	3.69%	2.99%	2.37%	3.14%	3.14%	4.07%
Total expenses[b]	1.51%	1.55%	1.54%	1.86%	2.09%	2.03%	2.02%
Net expenses[c]	1.51%	1.54%	1.54%	1.66%	1.99%	1.95%	1.89%

Portfolio turnover rate	43%	63%	73%	36%[e]	–	–	–

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Capital Preservation Series

Class C	Six Months Ended June 30, 2007[i]	Year Ended December 31, 2006	Period Ended December 31, 2005[h]	Year Ended September 30,
				2005[d],[f]	2004	2003	2002
Per Share Data
Net asset value, beginning of period	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income[g]	0.21	0.39	0.08	0.27	0.33	0.33	0.46
Net gain (loss) on securities (realized and unrealized)	(0.03)	(0.01)	(0.02)	0.17	—	—	—

Total from investment operations	0.18	0.38	0.06	0.44	0.33	0.33	0.46
Less distributions:
Dividends from net investment income	(0.21)	(0.39)	(0.12)	(0.50)	(0.33)	(0.33)	(0.46)
Distributions from realized gains	—	—	(0.02)	(0.11)	(0.15)	(0.08)	—
Reverse stock split	—	—	—	—	0.15	0.08	—

Total distributions	(0.21)	(0.39)	(0.14)	(0.61)	(0.33)	(0.33)	(0.46)
Net asset value, end of period	$9.71	$9.74	$9.75	$9.83	$10.00	$10.00	$10.00

Total Return[a]	1.85%	3.93%	1.68%	4.46%	3.30%	3.36%	4.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,027	$50,761	$81,593	$89,498	$224,348	$142,048	$55,723
Ratios to average net assets:
Net investment income	4.33%	3.93%	3.24%	2.62%	3.38%	3.38%	4.32%
Total expenses[b]	1.26%	1.29%	1.29%	1.63%	1.84%	1.78%	1.80%
Net expenses[c]	1.26%	1.29%	1.29%	1.43%	1.74%	1.70%	1.67%
Portfolio turnover rate	43%	63%	73%	36%[e]	—	—	—

[a]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.
[b]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[d]

Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The impact of the elimination of wrapper agreements on net assets of the Series on November 17, 2004 was $0.30 per share. The return for the year ended September 30, 2005 includes the effect of this change and in the absence of such change, the return would have been lower.

[e]

Prior to June 30, 2005, the Capital Preservation Series was a feeder fund that did not engage in portfolio transactions, and thus had no portfolio turnover amounts. The portfolio turnover rate shown represents portfolio turnover from June 30, 2005 to September 30, 2005.

[f]

Effective June 30, 2005, the Series changed from a feeder fund in a master-feeder structure to a stand-alone short-term bond fund, and Security Global Investors, (SGI) became the advisor. Deutsche Asset Management, Inc. provided investment advisory services under the former master-feeder structure.

[g]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[h]	For the period from October 1, 2005 to December 31, 2005.
[i]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Security Income Fund

Diversified Income Series

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Security Income Fund
Performance Summary	Diversified Income Series
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Diversified Income Series on June 30, 1997, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 06-30-07	1 Year	5 Years	10 Years or Since Inception
A Shares	0.22%	2.46%	4.42%
B Shares	(0.62)%	2.37%	4.18%
C Shares	3.39%	2.72%	4.28%
			(5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

AAA	58.19%
AA	1.87
A	10.41
BBB	12.64
BB	7.59
Preferred Stock	1.79
Commercial Paper	6.28
Repurchase Agreement	0.56
Cash & other assets, less liabilities	0.67
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Performance Summary	Capital Preservation Series
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Diversified Income Series—Class A
Actual	$1,000.00	$1,005.40	$4.72
Hypothetical	1,000.00	1,020.08	4.76
Diversified Income Series—Class B
Actual	1,000.00	1,001.70	8.44
Hypothetical	1,000.00	1,016.36	8.50
Diversified Income Series—Class C
Actual	1,000.00	1,001.70	8.44
Hypothetical	1,000.00	1,016.36	8.50

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 0.54%, 0.17% and 0.17%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (0.95%, 1.70% and 1.70% for Class A, B and C shares, respectively), net of expense reimbursements and earnings credits, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Security Income Fund Diversified Income Series
June 30, 2007 (Unaudited)

	Principal Amount	Value
CORPORATE BOND 33.7%
Automotive—1.6%
GMAC LLC
6.31%, 2007	$59,000	$58,858
6.51%, 2008 (1)(2)	1,400,000	1,400,013

		1,458,871

Banking—6.3%
BankBoston Capital Trust V
5.96%, 2028 (2)	700,000	683,579
BOl Capital Funding No. 2, LP
5.571%, 2049 (2)(3)(4)	350,000	331,864
Chase Capital III
5.91%, 2027 (2)	700,000	675,463
Northgroup Preferred Capital Corporation
6.378%, 2049 (1)(2)(3)(4)	2,000,000	1,938,660
Rabobank Capital Funding II
5.26%, 2049 (2)(3)(4)	700,000	671,297
Standard Chartered plc
6.409%, 2049 (1)(2)(3)(4)	1,250,000	1,192,020
US Central Federal Credit Union
2.70%, 2009	147,727	142,876

		5,635,759

Building Materials—0.9%
Cemex
6.64%, 2049 (2)(3)(4)	500,000	491,060
CRH America, Inc.
6.95%, 2012	300,000	311,723

		802,783

Chemicals—0.4%
PPG Industries, Inc.
7.40%, 2019	350,000	387,140

Electric—5.3%
Arizona Public Service Company
6.38%, 2011	300,000	305,851
Cincinnati Gas & Electric
5.70%, 2012	300,000	299,838
Commonwealth Edison Company
5.95%, 2016	1,000,000	978,980
Kansas Gas & Electric
5.65%, 2021	300,000	288,129
TXU Electric Delivery Company
6.38%, 2015	300,000	304,282
TXU Energy Company LLC
5.86%, 2008 (1)(2)(3)(4)	2,000,000	2,000,774
WPS Resources Corporation
6.11%, 2066 (2)	600,000	575,344

		4,753,198

Financial—Other—1.8%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,000,000	972,028
Willis North America, Inc.
5.63%, 2015	700,000	651,785

		1,623,813

Financial Companies—Captive -1.1%
CIT Group Funding Company of Canada
4.65%, 2010 (5)	1,000,000	970,725

Financial Companies—Noncaptive
Consumer—4.6%
Nelnet, Inc.
7.40%, 2036 (1)(2)	1,500,000	1,495,524
Residential Capital LLC
7.187%, 2009 (1)(2)(3)(4)	2,000,000	1,991,064
6.50%, 2012	350,000	341,528
SLM Corporation
5.05%, 2014	325,000	270,261

		4,098,377

Financial Companies—Noncaptive
Diversified—0.3%
General Electric Capital Corporation
5.88%, 2012	300,000	303,512

Food & Beverage—0.9%
General Mills, Inc.
5.70%, 2017	800,000	779,741

Health Care—0.4%
Anthem, Inc.
6.80%, 2012	300,000	314,012

Independent Energy—0.3%
Devon Financing Corporation ULC
6.88%, 2011
Insurance—Life—2.0%	300,000	313,180

AIG SunAmerica Global Financing X
6.90%, 2032 (3)(4)	700,000	764,265
Lincoln National Corporation
7.00%, 2066 (2)	1,000,000	1,026,080

		1,790,345

Insurance—Property & Casualty—1.8%
Nationwide Mutual Insurance Company
8.25%, 2031 (3)(4)	400,000	472,341
Navigators Group, Inc.
7.00%, 2016	300,000	300,349
Swiss Re Capital I, LP
6.854%, 2049 (2)(3)(4)	800,000	804,723

		1,577,413

Media—cable—0.3%
Jones Intercable, Inc.
7.63%, 2008	275,000	279,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Diversified Income Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Metals & Mining—0.4%
United States Steel Corporation
6.05%, 2017	$350,000	$341,324

Natural Gas Pipelines—0.7%
Consolidated Natural Gas Company
6.63%, 2013	350,000	371,672
Express Pipeline, LP
6.47%, 2013 (3)(4)	209,067	211,063

		582,735

Railroads—1.9%
Canadian National Railway Company
6.25%, 2034	700,000	694,270
CSX Corporation
6.15%, 2037	1,000,000	960,360

		1,654,630

REITs—0.8%
Reckson Operating Partnership, LP
5.15%, 2011	700,000	681,193

Services—0.0%
American ECO Corporation
9.625%, 2008 (3)(6)(7)(8)	25,000	—

Technology—0.3%
Science Applications International Corporation
7.13%, 2032	300,000	311,633

Telecommunications—Wireless—0.8%
Nextel Communications, Inc.
6.88%, 2013	700,000	694,770

Transportation Services—0.4%
TTX Company
4.90%, 2015 (3)(4)	350,000	327,149

U.S. Banking—0.4%
PartnerRe Finance II
6.44%, 2066 (2)	350,000	332,362

TOTAL CORPORATE BOND (Cost $30,575,414)		$30,013,701

PREFERRED STOCK—1.8%
Insurance—Life—0.9%
WoodBourne Pass-Through Trust
6.42%, 2008 (2)(3)(4)	8	802,000

Property & Casualty Insurance—0.9%
Aspen Insurance Holdings, Ltd.
7.401%, 2017 (2)(5)	32,000	796,800

TOTAL PREFERRED STOCK (Cost $1,603,864)		$1,598,800

MORTGAGE BACKED SECURITIES—51.7%
Other Non-Agency—12.6%
CMO’s—12.6%
Chase Commercial Mortgage Securities Corporation
1998-1, 6.56%—2030	$225,000	$226,400
Chase Mortgage Finance Corporation
2005-Al 2A2, 5.241%—2035 (1)(2)	1,427,064	1,415,299
Chaseflex Trust
2006-1, 5.935%—2036 (1)(2)	2,000,000	2,000,019
Homebanc Mortgage Trust
2006-1, 6.127%—2037 (1)(2)	1,526,817	1,545,388
JP Morgan Alternative Loan Trust
2006-S2, 5.81%—2036 (1)	2,000,000	1,992,736
2006-S3, 6.00%—2036 (1)	1,671,000	1,659,378
JP Morgan Mortgage Trust
2006-A3, 5.30%—2036 (2)	930,299	929,507
Washington Mutual, Inc.
2005-AR16 1A1, 5.104%—2035 (1)(2)	1,497,775	1,481,866

		11,250,593

U.S. Government Sponsored
Agencies—38.2%
CMO’s—5.1%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00%—2016 (1)	1,225,344	1,215,216
Federal National Mortgage Association
FNR 2005-46 TW, 5.00%—2018(1)	1,800,000	1,747,485
FNR 1990-108 G, 7.00%—2020	39,819	40,477
FNR 2005-24 AH, 5.00%—2029 (1)	1,532,072	1,496,685

		4,499,863

Pass-Thru’s—33.1%
Federal Home Loan Mortgage Corporation
#E01378, 5.00%—2018 (1)	1,374,962	1,333,765
#E01488, 5.00%—2018	1,066,909	1,034,980
#E01538, 5.00%—2018	1,081,501	1,049,163
#C44050, 7.00%—2030	22,526	23,288
#C01172, 6.50%—2031	34,921	35,285
#C01210, 6.50%—2031	44,105	44,999
#C50964, 6.50%—2031	43,103	43,552
#C50967, 6.50%—2031	9,686	9,882
#C01277, 7.00%—2031	72,936	74,845
#C01292, 6.00%—2032	188,743	188,297
#C62801, 6.00%—2032	90,719	90,505
#C01287, 6.50%—2032	120,264	121,518
#C76358, 5.00%—2033 (1)	1,132,818	1,067,046
#C78238, 5.50%—2033	1,067,504	1,034,514
#A16943, 6.00%—2033	724,365	721,295
#G08014, 5.00%—2034 (1)	1,505,697	1,417,314
#G08015, 5.50%—2034 (1)	1,363,596	1,320,141

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Diversified Income Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Agencies (continued)
Pass-Thru’s (continued)
Federal Home Loan Mortgage Corporation (continued)
#A17903, 6.00%—2034	$881,087	$875,978
#1B2544, 5.289%—2036 (1)(2)	2,063,568	2,038,625
#G02109, 6.00%—2036 (1)	1,675,178	1,662,725
Federal National Mortgage Association
#254473, 5.50%—2017	1,038,684	1,027,108
#720714, 4.50%—2018	1,070,385	1,019,900
#555549, 5.00%—2018 (1)	1,296,679	1,253,139
#750465, 5.00%—2018	1,069,079	1,037,123
#780952, 4.00%—2019 (1)	1,471,289	1,365,261
#252806, 7.50%—2029	28,111	29,406
#252874, 7.50%—2029	25,498	26,673
#535277, 7.00%—2030	18,945	19,453
#190307, 8.00%—2030	14,520	15,296
#253356, 8.00%—2030	17,166	18,084
#541735, 8.00%—2030	19,981	21,049
#585348, 6.50%—2031	29,628	29,909
#254477, 5.50%—2032	433,935	418,526
#254198, 6.00%—2032	258,493	255,725
#254377, 6.00%—2032	357,357	355,701
#666750, 6.00%—2032	383,016	378,915
#254346, 6.50%—2032	120,899	122,047
#545691, 6.50%—2032	160,465	161,988
#659790, 6.50%—2032	157,876	160,672
#640008, 7.00%—2032	86,789	89,114
#702879, 5.00%—2033	1,125,580	1,060,256
#709805, 5.00%—2033	995,460	937,688
#688328, 5.50%—2033	816,564	791,163
#689108, 5.50%—2033	529,482	513,123
#709748, 5.50%—2033	1,086,367	1,052,802
#713971, 5.50%—2033	983,164	952,579
#754903, 5.50%—2033	699,659	672,773
#725033, 6.00%—2034	500,039	497,107
#255554, 5.50%—2035	1,067,855	1,033,881

		29,504,178

		34,004,041

U.S. Government Sponsored
Securities—0.9%
Pass-Thrus—0.9%
Government National Mortgage Association
#313107, 7.00%—2022	50,067	51,692
#328618, 7.00%—2022	15,913	16,429
#352022, 7.00%—2023	33,906	35,006
#369303, 7.00%—2023	59,391	61,319
G2 1260, 7.00%—2023	5,087	5,239
#347017, 7.00%—2024	21,837	22,546
#371006, 7.00%—2024	17,004	17,556
#371012, 7.00%—2024	26,394	27,251
G2 1849, 8.50%—2024	4,498	4,811
#780454, 7.00%—2026	37,388	38,601
G2 2320, 7.00%—2026	10,507	10,822
G2 2270. 8.00%—2026	9.839	10.368
G2 2445, 8.00%—2027	14,078	14,835
#464356, 6.50%—2028	32,822	33,348
G2 2689, 6.50%—2028	17,876	18,173
#462680, 7.00%—2028	25,300	26,121
G2 2616, 7.00%—2028	17,675	18,205
#518436, 7.25%—2029	19,378	20,125
#491492, 7.50%—2029	16,613	17,279
#510704, 7.50%—2029	26,718	27,789
#781079, 7.50%—2029	13,201	13,730
#479229, 8.00%—2030	12,526	13,251
#479232, 8.00%—2030	10,511	11,120
#508342, 8.00%—2030	31,679	33,513
G2 2909, 8.00%—2030	15,103	15,916
#538285, 6.50%—2031	37,996	38,604
#564472, 6.50%—2031	111,649	113,985
#552324, 6.50%—2032	66,332	67,394

		785,028
TOTAL MORTGAGE BACKED SECURITIES (Cost $47,288,422)		$46,039,662

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES—1.6%

Federal National Mortgage Association
6.63%—2030	250,000	281,738
7.13%—2030 (1)	1,000,000	1,190,033
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$1,471,771
(Cost $1,285,624)

U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Bill 4.79%, 2007	150,000	146,908
U.S. Treasury Bonds 5.38%, 2031	1,000,000	1,026,875
TOTAL U.S. GOVERNMENT SECURITIES		$1,173,783
(Cost $1,249,245)

ASSET BACKED SECURITIES—2.4%
Home Equity Loans—1.5%
Credit-Based Asset Servicing and Securitization LLC 2005-CBS, 5.58%, 2035 (1)(2)	1,316,958	1,321,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Diversified Income Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other—0.9%
Squared CDO, Ltd.
6.357%, 2057 (2)(3)	$800,000	$790,880
TOTAL ASSET BACKED SECURITIES (Cost $2,107,864)		$2,111,936
COMMERCIAL. PAPER—6.3%
Banking—2.2%
UBS Finance (Delaware) LLC
5.31%, 7/6/2007 (1)	2,000,000	1,998,525

Brokerage—2.3%
ING (US) Funding LLC
5.28%, 7/3/2007 (1)	2,000,000	1,999,413

Financial Companies—Captive—1.8%
International Lease Finance Company
5.32%, 7/2/2007 (1)	1,600,000	1,599,764
TOTAL COMMERCIAL PAPER (Cost $5,597,702)		$5,597,702
REPURCHASE AGREEMENT—0.5%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $495,200 (Collateralized by FHLB, 5.10%, 9/19/08 with a value of $505,854)	$495,000	$495,000
TOTAL REPURCHASE AGREEMENT (Cost $495,000)		$495,000
Total Investments (Security Income Fund—Diversified Income Series)		$88,502,355
(Cost $90,203,135)- 99.3%
Other Assets in Excess of Liabilities—0.7%		595.687

TOTAL NET ASSETS—100.0%		$89,098.042

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $90,732,498.

1	—Security is segregated as collateral for open futures contracts.
2	—Variable rate security. Rate indicated is rate effective at June 30, 2007.
3	—Security was acquired through a private placement.
4	—Security is a 144A security, which places restrictions on resale. See Note 4 in notes to financial statements.
5	—Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.
6	—Security is deemed illiquid. See Note 5 in notes to financial statements.
7	—Security is in default of interest and/or principal obligations.
8	—Security is fair valued by the Board of Directors. See Note 3 in notes to financial statements.

Glossary:

plc	—Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Diversified Income Series
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Investments, at value[1]	$88,502,355
Cash	38,137
Receivables:
Fund shares sold	37,626
Securities sold	2,981
Variation margin on futures	23,313
Interest	682,382
Dividends	22,067
Security Management Company	6,191
Prepaid expenses	24,057

Total assets	89,339,109

Liabilities:
Payable for:
Fund shares redeemed	137,679
Management fees	25,021
Custodian fees	3,439
Transfer agent/maintenance fees	15,523
Administration fees	8,702
Professional fees	12,587
12b-1 distribution plan fees	26,304
Directors’ fees	1,492
Other	10,320

Total liabilities	241,067

Net Assets	$89,098,042

Net assets consist of:
Paid in capital	$98,277,792
Accumulated net investment loss	(336,636)
Accumulated net realized loss on sale of investments and futures	(7,130,151)
Net unrealized depreciation in value of investments and futures	(1,712,963)

Net assets	$89,098,042

Class A:
Capital shares outstanding (unlimited number of shares authorized)	16,621,130
Net assets	$74,974,765
Net asset value and redemption price per share	$4.51

Maximum offering price per share (net asset value divided by 95.25%)	$4.73

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,222,111
Net assets	$9,979,096
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.49

Class C:
Capital shares outstanding (unlimited number of shares authorized)	924,568
Net assets	$4,144,181
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.48

[1]Investments, at cost	$90,203,135

Statement of Operations
For the Six Months Ended June 30, 2007

Investment Income:
Interest	$2,356,644
Dividends	65,393

Total investment income	2,422,037

Expenses:
Management fees	151,495
Custodian fees	6,206
Transfer agent/maintenance fees	131,208
Administration fees	44,684
Directors’ fees	1,937
Professional fees	6,609
Reports to shareholders	7,015
Registration fees	18,519
Other expenses	2,654
12b-1 distribution plan fees—Class A	91,196
12b-1 distribution plan fees—Class B	45,123
12b-1 distribution plan fees—Class C	22,935

Total expenses	529,581
Less: Reimbursement of expenses—Class A	(56,599)
Reimbursement of expenses—Class B	(6,971)
Reimbursement of expenses—Class C	(3,553)
Earnings credits applied	(92)

Net expenses	462,366

Net investment income	1,959,671

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	18,018
Futures	(247,011)

Net realized loss	(228,993)

Net unrealized appreciation (depreciation) during the period on:
Investments	(1,335,835)
Futures	118,699

Net unrealized depreciation	(1,217,136)

Net realized and unrealized loss	(1,446,129)

Net increase in net assets resulting from operations	$513,542

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Statement of Changes in Net Assets	Diversified Income Series

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$1,959,671	$3,846,488
Net realized loss during the period on investments and futures. .	(228,993)	(377,533)
Net unrealized depreciation during the period on investments and futures	(1,217,136)	(592,227)

Net increase in net assets resulting from operations	513,542	2,876,728

Distributions to shareholders from:
Net investment income
Class A	(1,686,446)	(3,251,155)
Class B	(176,806)	(346,383)
Class C	(88,001)	(185,653)

Total distributions to shareholders	(1,951,253)	(3,783,191)

Capital share transactions:
Proceeds from sale of shares
Class A	10,282,715	31,792,173
Class B	2,452,220	2,767,307
Class C	492,896	1,072,013
Distributions reinvested
Class A	1,589,114	3,053,673
Class B	165,886	324,750
Class C	86,488	180,852
Cost of shares redeemed
Class A	(9,924,870)	(30,359,562)
Class B	(1,659,131)	(4,639,217)
Class C	(1,252,580)	(1,737,231)

Net increase from capital share transactions	2,232,738	2,454,758

Net increase in net assets	795,027	1,548,295

Net assets:
Beginning of period	88,303,015	86,754,720

End of period	$89,098,042	$88,303,015

Accumulated net investment loss at end of period	$(336,636)	$(345,054)

Capital Share Activity:
Shares sold
Class A	2,256,999	6,945,762
Class B	544,281	309,386
Class C	107,818	235,558
Shares reinvested
Class A	347,754	670,094
Class B	36,469	71,587
Class C	19,047	39,959
Shares redeemed
Class A	(2,162,640)	(6,658,730)
Class B	(364,497)	(1,022,861)
Class C	(275,608)	(381,326)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Diversified Income Series

Class A	Six Months Ended June 30, 2007[f]	2006	2005	2004	2003	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$4.59	$4.63	$4.76	$4.82	$4.90	$4.73
Income (loss) from investment operations:
Net investment income[c]	0.11	0.21	0.19	0.20	0.20	0.24
Net gain (loss) on securities (realized and unrealized)	(0.08)	(0.05)	(0.12)	(0.04)	(0.07)	0.18

Total from investment operations	0.03	0.16	0.07	0.16	0.13	0.42
Less distributions:
Dividends from net investment income	(0.11)	(0.20)	(0.20)	(0.22)	(0.21)	(0.25)

Total distributions	(0.11)	(0.20)	(0.20)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$4.51	$4.59	$4.63	$4.76	$4.82	$4.90

Total Return[a]	0.54%	3.64%	1.54%	3.37%	2.72%	9.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,975	$74,244	$70,502	$75,292	$77,950	$68,489
Ratios to average net assets:
Net investment income	4.65%	4.51%	4.09%	4.18%	4.17%	4.98%
Total expenses[b]	1.11%	1.16%	1.16%	1.06%	1.04%	1.02%
Net expenses[d]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Portfolio turnover rate	33%	68%	59%	44%	45%	33%

Class B	Six Months Ended June 30, 2007[f]	2006	2005	2004	2003	Year Ended December 31, 2002
Per Share Data
Net asset value, beginning of period	$4.57	$4.61	$4.74	$4.80	$4.88	$4.71
Income (loss) from investment operations:
Net investment income[c]	0.09	0.17	0.16	0.16	0.17	0.20
Net gain (loss) on securities (realized and unrealized)	(0.08)	(0.04)	(0.12)	(0.04)	(0.08)	0.18

Total from investment operations	0.01	0.13	0.04	0.12	0.09	0.38
Less distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.17)	(0.18)	(0.17)	(0.21)

Total distributions	(0.09)	(0.17)	(0.17)	(0.18)	(0.17)	(0.21)
Net asset value, end of period	$4.49	$4.57	$4.61	$4.74	$4.80	$4.88

Total Return[a]	0.17%	2.87%	0.79%	2.60%	1.96%	8.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,979	$9,164	$10,826	$14,331	$12,902	$20,365
Ratios to average net assets:
Net investment income	3.90%	3.75%	3.34%	3.43%	3.43%	4.22%
Total expenses[b]	1.85%	1.91%	1.91%	1.81%	1.79%	1.77%
Net expenses[d]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Portfolio turnover rate	33%	68%	59%	44%	45%	33%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Diversified Income Series

Class C	Six Months Ended June 30, 2007[f]	2006	2005	2004	2003	Year Ended December 31, 2002[e]
Per Share Data
Net asset value, beginning of period	$4.56	$4.60	$4.73	$4.79	$4.87	$4.70
Income (loss) from investment operations:
Net investment income[c]	0.09	0.17	0.16	0.16	0.17	0.19
Net gain (loss) on securities (realized and unrealized)	(0.08)	(0.04)	(0.12)	(0.04)	(0.07)	0.19

Total from investment operations	0.01	0.13	0.04	0.12	0.10	0.38
Less distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.17)	(0.18)	(0.18)	(0.21)

Total distributions	(0.09)	(0.17)	(0.17)	(0.18)	(0.18)	(0.21)
Net asset value, end of period	$4.48	$4.56	$4.60	$4.73	$4.79	$4.87

Total Return[a]	0.17%	2.87%	0.79%	2.61%	1.98%	8.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,144	$4,894	$5,427	$5,219	$5,840	$4,901
Ratios to average net assets:
Net investment income	3.89%	3.76%	3.33%	3.43%	3.42%	4.18%
Total expenses[b]	1.86%	1.91%	1.91%	1.81%	1.80%	1.77%
Net expenses[d]	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Portfolio turnover rate	33%	68%	59%	44%	45%	33%

[a]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

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Security Income Fund

High Yield Series

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Security Income Fund
Performance Summary	High Yield Series
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of High Yield Series on June 30, 1997, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 06-30-07	1 Year	5 Years	10 Years or Since Inception
A Shares	3.81%	8.53%	5.26%
B Shares	3.73%	8.58%	5.11%
C Shares	7.25%	8.78%	6.11 (5-1-00)%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating (Based on Standard and Poor’s Ratings)
BBB	1.53%
BB	24.02
B	39.64
CCC	17.49
CC	1.13
NR	3.60
Common Stocks	0.50
Preferred Stocks	1.38
Asset Backed Commerical Paper	1.65
Commercial Paper	3.31
Repurchase Agreement	6.60
Liabilities, less cash & other assets	(0.85)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Performance Summary	High Yield Series
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
High Yield Series—Class A
Actual	$1,000.00	$1,025.60	$6.28
Hypothetical	1,000.00	1,018.60	6.26
High Yield Series—Class B
Actual	1,000.00	1,026.00	5.83
Hypothetical	1,000.00	1,019.04	5.81
High Yield Series—Class C
Actual	1,000.00	1,022.50	10.03
Hypothetical	1,000.00	1,014.88	9.99

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 2.56%, 2.60% and 2.25%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.25%, 1.16% and 2.00% for Class A, B and C shares, respectively), net of expense reimbursements, expense waivers and earnings credits, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Security Income Fund High Yield Series
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—0.5%
Mortgage REIVs—0.1%
HomeBanc Corporation	20,000	25,400
Opteum, Inc.	$15,250	41,480

		66,880

Oil & Gas Storage & Transportation—0.4%
Double Hull Tankers, Inc.	15,000	233,850
TOTAL COMMON STOCK (Cost $553,305)		$300,730
PREFERRED STOCK—1.4%
Department Stores—0.4%
Sears Holdings Corporation *	9,500	228,048

Real Estate Investment Trusts—1.0%
Hospitality Properties Trust	25,000	607,500
TOTAL PREFERRED STOCK (Cost $848,950)		$835,548

	Principal Amount	Value
CONVERTIBLE BOND—2.9%
Aerospace & Defense—0.8%
DRS Technologies, Inc.
2.00%, 2026 (1)(2)	$450,000	492,750

Automobiles (including Replacement Parts)—0.8%
Sonic Automotive, Inc.
5.25%, 2009	350,000	343,000

Broadcast Media—0.3%
Sinclair Broadcast Group, Inc.
4.875%, 2018 (3)	200,000	194,250

Health Care—Services—0.8%
InvaCare Corporation
4.125%. 2027 (1)(2)	500,000	491,036

Telecommunications—0.4%
Nextel Communications, Inc.
5.25%, 2010	250,000	248,437
TOTAL CONVERTIBLE BOND (Cost $1,763,626)		$1,769,473
CORPORATE BOND—80.7%
Aerospace & Defense—4.4%
Bombardier, Inc.
6.75%, 2012 (1)(2)	675,000	664,875
Esterline Technologies Corporation
7.75%, 2013 (2)	350,000	353,500
L-3 Communications Corporation
7.63%, 2012	725,000	742,219
Vought Aircraft Industries, Inc.
8.00%, 2011	925,000	920,375

		2,680,969

Airlines—3.1%
Calair Capital Corporation
8.13%, 2008	325,000	326,219
Continental Airlines, Inc.
7.03%, 2011	246,972	244,656
8.31%, 2011	336,663	345,079
Delta Air Lines, Inc.
7.7 1%, 2011	225,000	227,743
7.78%, 2012	699,344	702,187

		1,845,884

Automotive—6.4%
General Motors Acceptance Corporation
6.757, 2014	350,000	335,179
8.00%, 2031	750,000	766,936
Group 1 Automotive, Inc.
8.25%, 2013	450,000	464,625
Metaldyne Corporation
11.00%, 2012	500,000	510,000
Sonic Automotive, Inc.
8.63%, 2013	400,000	412,000
Tenneco, Inc.
8.63%, 2014	450,000	463,500
TRW Automotive, Inc.
7.00%, 2014(1)(2)	200,000	190,500
7.25%, 2014(1)(2)	750,000	714,375

		3,857,115

Banking —3.5%
Cardtronics, Inc.
9.25%, 2013(3)	600,000	613,500
Doral Financial Corporation
6.188%, 2007(4)	1,250,000	1,219,104
E*Trade Financial Corporation
8.00%, 2011	200,000	205,000
FCB Capital Trust
8.05%, 2028	50,000	52,295

		2,089,899

Chemicals—1.0%
CNA Holdings, Inc.
7.13%, 2009	100,000	97,500
PolyOne Corporation
6.52%, 2010	175,000	168,000
6.58%, 2011	375,000	352,031

		617,531

Construction Machinery—1.8%
Case New Holland, Inc.
9.25%, 2011	350,000	366,870
United Rentals North America, Inc.
6.50%, 2012	375,000	368,437
7.00%, 2014	375,000	365,625

		1,100,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund High Yield Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Consumer Products—0.2%
Hanesbrands, Inc.
8.784%, 2014 (2)(4)	$100,000	$101,500

Distributors—1.3%
SemGroup, LP
8.75%, 2015 (1)(2)	800,000	804,000

Diversified Manufacturing—1.2%
Briggs & Stratton Corporation
8.88%, 2011	675,000	718,113

Electric—2.5%
AES Red Oak LLC
8.54%, 2019	592,391	645,706
CMS Energy Corporation
7.50%, 2009	175,000	179,893
East Coast Power LLC
6.74%, 2008	9,400	9,456
7.07%, 2012	56,347	57,479
Edison Mission Energy
7.20%, 2019 (1)(2)	300,000	282,000
GrafTech Finance, Inc.
10.25%, 2012	321,000	336,247

		1,510,781

Entertainment—1.0%
Speedway Motorsports, Inc.
6.75%, 2013	625,000	609,375

Environmental—0.2%
Casella Waste Systems, Inc.
9.75%, 2013	100,000	103,750

Financial—Other—0.4%
Ford Motor Credit Company
9.806%, 2012 (4)	200,000	214,342

Food & Beverage—2.2%
Dole Food Company, Inc.
7.25%, 2010	350,000	337,750
8.88%, 2011	50,000	49,250
Harry & David Holdings, Inc.
9.00%, 2013	600,000	609,000
Land O’ Lakes, Inc.
8.75%, 2011	43,000	44,505
Pilgrim’s Pride Corporation
9.63%, 2011	300,000	311,625

		1,352,130

Gaming—3.7%
American Casino & Entertainment Properties LLC
7.85%, 2012	200,000	205,500
Galaxy Entertainment Finance Company Ltd.	‘,
9.88%, 2012 (1)(2)	525,000	564,375
Mandalay Resort Group
6.50%, 2009	200,000	200,000
MGM Mirage
6.75%, 2012	375,000	358,125
Mohegan Tribal Gaming Authority
6.375%, 2009	250,000	247,500
Station Casinos, Inc.
6.00%, 2012	575,000	540,500
Turning Stone Resort Casino Enterprise
9.13%, 2014 (1)(2)	100,000	101,750

		2,217,750

Healthcare—4.1%
Coventry Health Care, Inc.
6.13%, 2015	425,000	424,031
HCA, Inc.
6.50%, 2016	1,150,000	973,188
InvaCare Corporation
9.75%, 2015 (1)(2)	100,000	100,750
Select Medical Corporation
7.625%, 2015	700,000	626,500
US Oncology, Inc.
10.75%, 2014	325,000	347,750

		2,472,219

Independent Energy—0.8%
Co pa no Energy LLC
8.125%, 2016	100,000	101,500
Forest Oil Corporation
7.25%, 2019 (1)(2)	125,000	121,250
MarkWest Energy Partners, LP
8.50%, 2016	100,000	101,750
Range Resources Corporation
7.38%, 2013	175,000	176,750

		501,250

Industrial—Other—3.0%
Anixter International, Inc.
5.95%, 2015	250,000	233,750
Belden CDT, Inc.
7.00%, 2017 (1)(2)	200,000	197,000
Corrections Corporation of America
7.50%, 2011	50,000	50,688
Iron Mountain, Inc.
8.25%, 2011 (1)	250,000	250,000
USEC, Inc.
6.75%, 2009	1,125,000	1,102,500

		1,833,938

Insurance—Life—0.1%
Genamerica Capital 1
8.53%, 2027 (1)(2)	75,000	78,319

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund High Yield Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
Insurance—Property & Casualty—2.6%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	$1,605,000	$1,596,975

Media—Cable—2.7%
Cablevision Systems Corporation
9.82%, 2009 (4)	250,000	261,250
CSC Holdings, Inc.
7.25%, 2008	125,000	125,938
6.75%, 2012	175,000	166,250
Satelites Mexicanos S.S. de CV
14.11%, 2011 (4)	878,505	922,430
Shaw Communications, Inc.
7.25%, 2011	125,000	128,750

		1,604,618

Media—Non Cable—4.3%
Block Communications, Inc.
8.25%, 2015 (1)(2)	525,000	530,250
CMP Susquehanna Corporation
10.125%, 2014 (1)(2)(3)	800,000	800,000
Intelsat, Ltd.
7.63%, 2012	275,000	245,438
Morris Publishing Group LLC
7.00%, 2013 (2)	900,000	787,500
Reader’s Digest Association, Inc.
9.00%, 2017 (1)(2)	100,000	93,500
RH Donnelley Finance Corporation I
10.88%, 2012 (1)(2)	125,000	133,281

		2,589,969

Metals & Mining—2.1%
AK Steel Corporation
7.88%, 2009	257,000	256,357
Asia Aluminum Holdings, Ltd.
8.00%, 2011 (1)(2)	600,000	591,000
Bulong Operations Pty, Ltd.
12.50%, 2008 (5)(6)	75,000	—
Noble Group, Ltd.
6.63%, 2015 (1)(2)	450,000	412,808

		1,260,165

Natural Gas Pipelines—2.0%
Regency Energy Partners, LP
8.38%, 2013 (1)(2)	800,000	824,000
Williams Companies, Inc.
6.38%, 2010 (1)(2)	400,000	401,000

		1,225,000

Oil Field Services—1.1%
Hanover Compressor Company
9.00%, 2014	100,000	105,750
Parker Drilling Company
10,11%, 2010 (4)	217,000	219,441
Stallion Oilfield Services	300,000	306,000

9.75%, 2015 (1)(2)		631,191

Packaging—1.5%
Ball Corporation
6.88%, 2012	500,000	500,000
Graham Packaging Company, Inc.
9.88%, 2014	375,000	379,219
Owens Brockway Glass Container, Inc.
7.75%, 2011	50,000	51,312

		930,531

Paper—1.4%
Georgia-Pacific Corporation
7.13%, 2017 (1)(2)	175,000	168,000
Sino-Forest Corporation
9.13%, 2011 (1)(2)	625,000	662,500

		830,500

Pharmaceuticals—1.5%
Valeant Pharmaceuticals International
7.00%, 2011	950,000	926,250

Refining—1.4%
Frointer Oil Corporation
6.63%, 2011	200,000	195,000
United Refining Company
10.50%. 2012 (1)(2)	650,000	672,750

		867,750

REIT’s—1.1%
American Real Estate Partners, LP
8.13%, 2012	350,000	351,313
7.13%, 2013	350,000	337,750

		689,063

Restaurants—0.2%
Seminole Hard Rock Entertainment, Inc.
7.86%, 2014 (1)(2)(4)	100,000	100,750

Retailers—6.2%
Blockbuster, Inc.
9.00%, 2012 (3)	400,000	370,000
Claire’s Stores, Inc.
10.50%, 2017 (1)(2)	500,000	456,250
Duane Reade, Inc.
9.75%, 2011	700,000	684,250
GSC Holdings Corporation
8.00%, 2012	375,000	391,875
Michaels Stores, Inc.
11.38%, 2016 (1)(2)	1,000,000	1,045,000
Saks, Inc.
9.875%, 2011	700,000	764,750

		3,712,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund Capital Preservation Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
CORPORATE BOND (continued)
Services—0.4%
American ECO Corporation
9.625%, 2008 (1)(5)(6)(‘)	$125,000	—
Kansas City Southern de Mexico S.A. de CV
7.625%, 2013 (1)(2)	250,000	249,375

Supermarkets—0.0%
Fleming Companies, Inc.
9.88%, 2012 (5)(6)(7)	100,00	—

Technology—4.6%
Amkor Technology, Inc.
9.25%, 2016	650,000	669,500
Clarke American Corporation
10.106%, 2015 (1)(2)(4)	600,000	579,000
Freescale Semiconductor, Inc.
10.13%, 2016 (1)(2)	725,000	681,500
NXP BV
9.50%, 2015	350,000	344,750
Seagate Technology HDD Holdings
6.80%, 2016	350,000	336,000
Viasystems, Inc.
10.50%, 2011	150,000	153,000

		2,763,750

Telecommunications—Wireless—3.7%
American Cellular Corporation
10.00%, 2011	87,000	91,132
Dobson Communications Corporation
9.606%, 2012 (4)	15,000	153,000
iPCS, Inc.
8.605%, 2014 (1)(2)(4)	100,000	100,250
MetroPCS Wireless, Inc.
9.25%, 2014 (1)(2)	325,000	335,563
Rural Cellular Corporation
9.75%, 2010	825,000	851,813
11.106%, 2012 (4)	350,000	360,500
8.36%, 2013 (1)(2)(4)	325,000	323,375

		2,215,633

Telecommunications—Wireless—0.2%
EXDS, Inc.
11.625%, 2010 (5)(6)(7)	146,025	—
Qwest Corporation
7.88%, 2011	100,000	104,250

Textile—0.4%
Invista
9.25%, 2012 (1)(2)	250,000	264,375

Transportation—Other—0.5%
St. Acquisition Corporation
12.50%, 2017 (1)(2)	325,000	307,125

Transportation Services—1.9%
Overseas Shipholding Group
8.25%, 2013	500,000	512,500
Stena AB
7.50%, 2013	250,000	252,500
US Shipping Partners, LP Shipping Finance Corporation
13.00%, 2014	375,000	406,875

		1,171,875
TOTAL CORPORATE BOND (Cost $48,843,601)		$48,751,067
SENIOR FLOATING RATE INTEREST—3.8%
Automotive—1.2%
Ford Motor Company, Term Loan B
8.36%, 2013 (8)	696,500	698,914

Business Equipment & Services—1.2%
VNU, Term Loan
7.607%, 2013 (8)	744,375	748,097

Health Care—0.8%
DaVita, Inc., Term Loan B
6.85%, 2012 to 2012 (8)	266,872	267,038
6.86%, 2012 (8)	152,469	152,565
6.88%, 2012 (8)	80,659	80,709

		500,312

Hotels, Motels, Inns & Casinos—0.6%
Delphi, Term Loan C
8.125%, 2007 (8)	350,000	350,295
TOTAL SENIOR FLOATING RATE INTERESTS		$2,297,618
(Cost $2,287,628)
ASSET BACKED SECURITIES—0.0%
Other—0.0%
Pegasus Aviation Lease Securities
2000-1, 8.42%, 2030 (1)(5)(7)	244,615	—
TOTAL ASSET BACKED SECURITIES (Cost $186,124)		$—
ASSET BACKED COMMERCIAL PAPER—1.7%
Financial Companies—Trade
Receivables—1.7%
Old Line Funding LLC
5.26%, 7/9/2007	1,000,000	998,822

TOTAL ASSET BACKED COMMERCIAL PAPER		$998,822
(Cost $998,822)
COMMERCIAL PAPER—3.3%
Banking—1.6%
UBS Finance (Delaware) LLC
5.28%, 7/12/2007	1,000,000	998,387
Pharmaceuticals—1.7%
Abbott Laboratories
5.27%, 7/6/2007	1,000,000	999,268
TOTAL COMMERCIAL PAPER (Cost $1,997,655)		$1,997,655

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Income Fund High Yield Series
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
REPURCHASE AGREEMENT—6.6%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount $3,992,616 (Collateralized by FHLB, 5.45%, 6/12/08 with a value of $4,071,719)	$3,991,000	$3,991,000

TOTAL REPURCHASE AGREEMENT (Cost $3,991,000)		$3,991,000

Total Investments (Security Income Fund—High Yield Series)		$60,941,913
(Cost $61,470,711)—100.9%
Liabilities in Excess of Other Assets—(0.9)%		(513.954)

TOTAL NET ASSETS—100.0%		$60,427,959

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2007 was $61,215,173.

*	—Non-income producing security
1	—Security was acquired through a private placement.
2	—Security is a 144A security, which places restrictions on resale. See Note 4 in notes to financial statements.
3	—Security is a step-up bond. Rate indicated is rate effective at June 30, 2007.
4	—Variable rate security. Rate indicated is rate effective at June 30, 2007.
5	—Security is deemed illiquid. See Note 5 in notes to financial statements.
6	—Security is in default of interest and/or principal obligations.
7	—Security is fair valued by the Board of Directors. See Note 3 in notes to financial statements.
8	—Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Income Fund
High Yield Series
(unaudited)

Statement of Assets and Liabilities
June 30, 2007
Assets:
Investments, at value[1]	$60,941,913
Receivables:
Fund shares sold	39,095
Interest	988,619
Security Management Company	2,689
Prepaid expenses	23,118

Total assets	61,995,434

Liabilities:
Cash overdraft	842,347
Payable for:
Fund shares redeemed	32,324
Securities purchased	618,000
Management fees	29,352
Custodian fees	762
Transfer agent/maintenance fees	10,883
Administration fees	6,897
Professional fees	8,171
12b-1 distribution plan fees	12,238
Directors’ fees	913
Other	5,588

Total liabilities	1,567,475

Net Assets	$60,427,959

Net assets consist of:
Paid in capital	$60,308,285
Undistributed net investment income	149,017
Undistributed net realized gain on sale of investments	499,455
Net unrealized depreciation in value of investments	(528,798)

Net assets	$60,427,959

Class A:
Capital shares outstanding (unlimited number of shares authorized)	4,221,509
Net assets	$53,365,412
Net asset value and redemption price per share	$12.64

Maximum offering price per share (net asset value divided by 95.25%)	$13.27

Class B:
Capital shares outstanding (unlimited number of shares authorized)	422,071
Net assets	$5,314,507
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.59

Class C:
Capital shares outstanding (unlimited number of shares authorized)	138,084
Net assets	$1,748,040
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.66

[1]Investments, at cost	$61,470,711

Statement of Operations
June 30, 2007
Investment Income:
Interest	$2,432,006
Dividends	74,073

Total investment income	2,506,079

Expenses:
Management fees	187,140
Custodian fees	4,052
Transfer agent/maintenance fees	103,965
Administration fees	34,343
Directors’ fees	1,980
Professional fees	5,458
Reports to shareholders	4,146
Registration fees	18,072
Other expenses	1,792
12b-1 distribution plan fees—Class A	69,095
12b-1 distribution plan fees—Class B	26,332
12b-1 distribution plan fees—Class C	9,188

Total expenses	465,563
Less: Reimbursement of expenses-Class A	(42,992)
Reimbursement of expenses-Class C	(1,475)
Earnings credits applied	(381)
Expenses waived	(26,332)

Net expenses	394,383

Net investment income .	2,111,696

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	593,859

Net realized gain	593,859

Net unrealized depreciation during the period on:
Investments	(1,026,327)

Net unrealized depreciation	(1,026,327)

Net realized and unrealized loss	(432,468)

Net increase in net assets resulting from operations	$1,679,228

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Statement of Changes in Net Assets	High Yield Series

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$2,111,696	$3,462,724
Net realized gain during the period on investments	593,859	396,707
Net unrealized appreciation (depreciation) during the period on investments	(1,026,327)	1,322,365

Net increase in net assets resulting from operations	1,679,228	5,181,796

Distributions to shareholders from:
Net investment income
Class A	(1,871,945)	(3,056,769)
Class B	(182,064)	(291,850)
Class C	(55,219)	(99,102)

Total distributions to shareholders	(2,109,228)	(3,447,721)

Capital share transactions:
Proceeds from sale of shares
Class A	12,877,390	34,410,568
Class B	877,832	2,718,763
Class C	135,782	489,023
Distributions reinvested
Class A	1,851,635	3,020,567
Class B	168,985	269,220
Class C	46,609	82,261
Cost of shares redeemed
Class A	(16,751,752)	(21,685,417)
Class B	(1,009,918)	(3,159,556)
Class C	(354,091)	(488,330)

Net increase (decrease) from capital share transactions	(2,157,528)	15,657,099

Net increase (decrease) in net assets	(2,587,528)	17,391,174

Net assets:
Beginning of period	63,015,487	45,624,313

End of period	60,427,959	63,015,487

Undistributed net investment income at end of period	149,017	146,549

Capital Share Activity:
Shares sold
Class A	1,002,775	2,744,282
Class B	68,759	217,895
Class C	10,559	38,754
Shares reinvested
Class A	144,564	241,299
Class B	13,245	21,598
Class C	3,633	6,564
Shares redeemed
Class A	(1,300,916)	(1,729,052)
Class B	(79,015)	(253,152)
Class C	(27,553)	(39,017)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	High Yield Series

Class A	Six Months Ended June 30, 2007[f]	2006	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	12.75	12.35	12.70	12.17	10.66	11.68
Income (loss) from investment operations:
Net investment income[c]	0.43	0.83	0.77	0.73	0.70	0.81
Net gain (loss) on securities (realized and unrealized)	(0.10)	0.39	(0.37)	0.55	1.54	(1.00)

Total from investment operations	0.33	1.22	0.40	1.28	2.24	(0.19)
Less distributions:
Dividends from net investment income	(0.44)	(0.82)	(0.75)	(0.73)	(0.73)	(0.83)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.44)	(0.82)	(0.75)	(0.75)	(0.73)	(0.83)
Net asset value, end of period	12.64	12.75	12.35	12.70	12.17	10.66

Total Return[a]	2.56%	10.25%	3.33%	10.96%	21.65%	(1.66)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	53,365	55,762	38,506	33,393	25,777	6,009
Ratios to average net assets:
Net investment income	6.78%	6.68%	6.28%	6.05%	6.40%	7.31%
Total expenses[b]	1.41%	1.45%	1.47%	1.48%	1.28%	1.48%
Net expenses[d]	1.25%	1.45%	1.47%	1.48%	1.27%	1.48%
Portfolio turnover rate	65%	56%	73%	73%	61%	80%

Class B	Six Months Ended June 30, 2007[e,f]	2006[e]	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	12.70	12.30	12.66	12.14	10.63	11.65
Income (loss) from investment operations:
Net investment income[c]	0.44	0.75	0.70	0.65	0.67	0.73
Net gain (loss) on securities (realized and unrealized)	(0.11)	0.39	(0.40)	0.53	1.48	(1.01)

Total from investment operations	0.33	1.14	0.30	1.18	2.15	(0.28)
Less distributions:
Dividends from net investment income	(0.44)	(0.74)	(0.66)	(0.64)	(0.64)	(0.74)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.44)	(0.74)	(0.66)	(0.66)	(0.64)	(0.74)
Net asset value, end of period	12.59	12.70	12.30	12.66	12.14	10.63

Total Return[a]	2.60%	9.54%	2.47%	10.09%	20.82%	(2.40)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	5,315	5,320	5,324	8,437	8,324	4,450
Ratios to average net assets:
Net investment income	6.89%	5.99%	5.52%	5.31%	5.92%	6.56%
Total expenses[b]	2.16%	2.13%	2.22%	2.22%	2.08%	2.23%
Net expenses[d]	1.16%	2.13%	2.22%	2.22%	2.08%	2.23%
Portfolio turnover rate	65%	56%	73%	73%	61%	80%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	High Yield Series

Class C	Six Months Ended June 30, 2007[f]	2006	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	12.76	12.36	12.72	12.19	10.67	11.69
Income (loss) from investment operations:
Net investment income[c]	0.39	0.74	0.69	0.65	0.66	0.73
Net gain (loss) on securities (realized and unrealized)	(0.10)	0.39	(0.39)	0.54	1.50	(1.01)

Total from investment operations	0.29	1.13	0.30	1.19	2.16	(0.28)
Less distributions:
Dividends from net investment income	(0.39)	(0.73)	(0.66)	(0.64)	(0.64)	(0.74)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.39)	(0.73)	(0.66)	(0.66)	(0.64)	(0.74)
Net asset value, end of period	12.66	12.76	12.36	12.72	12.19	10.67

Total Return[a]	2.25%	9.42%	2.46%	10.12%	20.82%	(2.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	1,748	1,933	1,795	2,174	1,857	520
Ratios to average net assets:
Net investment income	6.05%	5.92%	5.52%	5.31%	5.85%	6.60%
Total expenses[b]	2.16%	2.21%	2.22%	2.22%	2.08%	2.24%
Net expenses[d]	2.00%	2.21%	2.22%	2.22%	2.07%	2.24%
Portfolio turnover rate	65%	56%	73%	73%	61%	80%

[a]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]	Effective December 1, 2006, Class B shares ceased charging 12b-1 fees in accordance with NASD sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.
[f]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Security Income Fund

Income Opportunity Series

FOUR CORNERS CAPITAL MANAGEMENT

Subadviser,

Four Corners Capital Management, LLC

Security Income Fund
Performance Summary	Income Opportunity Series
June 30, 2007	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Income Opportunity Series on March 31, 2004 (date of inception), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.

Average Annual Returns

Periods Ended 06-30-07

	1 Year	Since Inception
A Shares	1.41%	3.73% (3-31-04)
B Shares	0.65%	3.80% (3-31-04)
C Shares	4.65%	4.48% (3-31-04)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

BBB	1.44%
BB	37.59
B	37.43
CCC	1.08
Not Rated	12.11
Temporary cash investments	8.21
Repurchase Agreement	0.87
Cash & other assets, less liabilities	1.27
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Performance Summary	Income Opportunity Series
June 30, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007—June 30, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Income Opportunity Series -
Class A
Actual	$1,000.00	$1,031.50	$6.85
Hypothetical	1,000.00	1,018.05	6.80
Income Opportunity Series -
Class B
Actual	1,000.00	1,028.60	10.61
Hypothetical	1,000.00	1,014.33	10.54
Income Opportunity Series -
Class C
Actual	1,000.00	1,028.70	10.61
Hypothetical	1,000.00	1,014.33	10.54

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Sseries expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 3.15%, 2.86% and 2.87%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.36%, 2.11% and 2.11% for Class A, B and C shares, respectively), net of earnings credits, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests - 88.6%[3]

Aerospace & Defense—4.5%
Alion Science and Technology Corporation:
Term Loan, 7.824%—2009	$2,364	$2,374
Term Loan, 7.855%—2009	762,014	765,348
Term Loan, 7.86%—2009	441	443
BE Aerospace, Inc.:
Term Loan B, 7.09%—2012	166,667	167,014
Term Loan B, 7.11%—2012	83,333	83,507
Term Loan B, 7.14%—2012	250,000	250,521
DynCorp International, LLC:
Term Loan (New), 7.625%—2012	390,823	392,778
Term Loan (New), 7.625%—2012	488,750	491,194
Mid-Western Aircraft Systems, Inc.:
Term Loan B, 7.11%—2011	838,308	841,714
Robertson Aviation, LLC:
Term Loan, 8.58%—2013	25,159	25,285
Term Loan, 8.61%—2013	142,857	143,571
Term Loan, 8.63%—2013	439,560	441,758
Term Loan, 10.50%—2013	269,686	271,034
Standard Aero Holdings, Inc.:
Term Loan B, 7.57%—2012	980,769	980,769
Wesco Aircraft Hardware Corporation:
Term Loan—1st Lien, 7.61%—2013	981,667	986,268

		5,843,578

Air Transportation—0.4%
Delta Air Lines, Inc.:
Term Loan—2nd Lien, 8.61%—2014	500,000	502,500

Automotive—3.1%
Federal Mogul Corporation:
Term Loan DIP, 7.07%—2007	1,000,000	1,001,000
Ford Motor Company:
Term Loan—1st Lien, 8.36%—2013	995,000	998,448
General Motors Corporation:
Term Loan—1st Lien, 7.725%—2013	498,750	501,057
Hertz Corporation:
Term Loan, 7.09%—2012	32,197	32,305
Term Loan, 7.09%—2012	207,297	207,993
Pre Syn LC, 7.11%—2012	111,111	111,484
Term Loan, 7.11%—2012	289,912	290,886
Kar Holdings, LLC:
Term Loan—1st Lien, 7.61%—2013	995,000	994,628

		4,137,801

Beverage & Tobacco—0.5%
Constellation Brands, Inc.:
Term Loan B (Jun 06), 6.875%—2013	65,231	65,331
Term Loan B (Jun 06), 6.875%—2013	108,719	108,885
Term Loan B (Jun 06), 6.875%—2013	478,364	479,095

		653,311

Broadcast Radio & Television - 5.4%
Citadel Broadcasting Corporation:
Term Loan—1st Lien, 6.945%—2014	1,000,000	990,833
DIRECTV Holdings, LLC:
Term Loan B (Mar 05), 6.82%—2013	658,270	657,747
Discovery Communications Holding, LLC:
Term Loan B, 7.36%—2014	1,000,000	1,003,438
PanAmSat Corporation:
Term Loan B, 7.35%—2013	995,000	996,804
Univision Communications, Inc.:
Unfunded DD Term Loan,
1.00%—2014 (5)	120,806	118,993
Initial Term Loan 7.605%—2014	1,879,194	1,851,007
Term Loan—2nd Lien Bridge, 7.82%—2009	500,000	496,719
Young Broadcasting, Inc.:
Term Loan, 7.875%—2012	236,667	237,199
Term Loan, 7.875%—2012	743,333	745,006

		7,097,746

Brokerages, Security Dealers & Investment Houses—0.8%
Gartmore Investment Management:
Term Loan—1st Lien—2007 (4)	500,000	499,197
Grosvenor Capital Management Holdings LLP:
Term Loan, 7.57%—2013	141,607	142,847
Term Loan, 7.61%—2013	357,143	360,268

		1,002,312

Building & Development—4.9%
Capital Automotive L.P.:
Term Loan, 7.07%—2010	930,263	933,434
Macerich Partnership L.P.:
Term Loan, 6.875%—2010	1,000,000	999,583
Mattamy Funding Partnership:
Term Loan, 7.625%—2013	498,741	497,805
South Edge, LLC:
Term Loan C, 7.375%—2009	1,000,000	990,000
Standard Pacific Corporation:
Term Loan B (May 06), 6.86%—2013	1,000,000	986,250
TE/TOUSA Mezzanine, LLC
(Technical Olympic USA, Inc.): Term Loan, 0.00%—2008 (5)	1,000,000	993,500
Tishman Speyer Real Estate D.C.
Area Portfolio, L.P.: Term Loan, 7.07%—2012	1,000,000	1,003,333

		6,403,905

Business Equipment & Services—4.8%
Advantage Sales & Marketing, Inc.:
Term Loan, 7.36%—2013	273,750	273,408
Term Loan, 7.36%—2013	710,042	709,154

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007—continued	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests[3] (continued)
Business Equipment & Services (continued)
Affinion Group, Inc.:
Term Loan B, 7.82%—2012	$29,070	$29,281
Term Loan B, 7.86%—2012	790,698	796,430
Clarke American Corporation:
Term Loan B, 7.86%—2014	111,111	110,635
Term Loan B, 7.86%—2014	125,000	124,464
Term Loan B, 7.86%—2014	194,444	193,611
Term Loan B, 7.86%—2014	208,333	207,440
Term Loan B, 7.86%—2014	361,111	359,563
Emdeon Business Services, LLC:
Term Loan—1st Lien (Nov 06), 7.61%—2013	245,397	246,624
Term Loan—1st Lien (Nov 06), 7.61%—2013	729,375	733,384
N.E.W. Holdings I, LLC:
Term Loan—1st Lien (May 07), 7.84%—2014	56,391	56,226
Term Loan—1st Lien (May 07), 7.84%—2014	161,654	161,183
Term Loan—1st Lien (May 07), 7.86%—2014	37,594	37,484
Term Loan—1st Lien (May 07), 7.86%—2014	112,782	112,453
Term Loan—1st Lien (May 07), 7.86%—2014	131,579	131,195
National Processing Company Group, Inc.:
Term Loan—1st Lien, 8.35%—2013	492,308	493,231
Term Loan—1st Lien, 10.25%—2013	3,846	3,853
Nielsen Finance, LLC:
Term Loan—Dollar, 7.61%—2013	496,250	498,732
Open Solutions, Inc.:
Term Loan—1st Lien (Jan 07), 7.445%—2014	498,838	497,591
PRO-QUEST-CSA, LLC:
Term Loan—1st Lien, 8.32%—2014	82,083	81,980
Term Loan—1st Lien, 8.33%—2014	416,667	416,146

		6,274,068

Cable Television—3.0%
Charter Communications Operating, LLC:
Term Loan (new), 7.36%—2014	1,000,000	990,417
CCO Holdings, LLC
Term Loan—REFI, 7.36%—2014	1,000,000	990,417
CSC Holdings, Inc.:
Term Loan Incremental, 7.07%—2013	280,714	280,410
Term Loan Incremental, 7.07%—2013	285,714	285,405
Term Loan Incremental, 7.07%—2013	423,571	423,113
UPC Broadband Holding B.V.:
Term Loan N1, 7.08%—2014	1,000,000	993,750

		3,963,512

Chemicals & Plastics - 2.2%
Brenntag Holding GmbH & Co. KG:
Term Loan—Acq, 7.887%—2014	196,364	196,732
Term Loan B2 (Dec 05), 7.887%—2013	24,083	24,334
Term Loan B2 (Dec 05), 7.887%—2013	70,103	70,834
Term Loan B2 (Dec 05), 7.887%—2013	154,296	155,904
Term Loan B2 (Dec 05), 7.887%—2013	555,153	560,936
Foamex L.P.:
Term Loan—1st Lien, 7.57%—2013	7,904	7,877
Term Loan—1st Lien, 7.57%—2013	9,881	9,847
Term Loan—1st Lien, 7.59%—2013	21,737	21,662
Term Loan—1st Lien, 7.61%—2013	118,566	118,159
Huntsman International, LLC:
Term Loan (Apr 07), 7.07%—2012	774,994	774,440
Lyondell Chemical Company:
Term Loan, 6.856%—2013	992,500	991,383

		2,932,108

Clothing & Textiles—0.7%
Hanesbrands, Inc.:
Term Loan B—1st Lien, 7.105%—2013	68,929	69,077
Term Loan B—1st Lien, 7.105%—2013	857,143	858,993

		928,070

Containers & Glass Products—1.5%
Owens-Illinois Group, Inc.:
Term Loan B (USD) (Jun 06), 6.86%—2013	1,466,250	1,465,945
Tegrant Corporation:
Term Loan—1st Lien, 7.61%—2014	498,750	500,620

		1,966,565

Ecological Services & Equipment—0.7%
EnergySolutions, LLC:
Syn LC, 7.57%—2013	31,447	31,545
Term Loan (Duratek), 7.66%—2013	18,841	18,900
Term Loan (Duratek), 7.66%—2013	276,730	277,594
Term Loan (ES), 7.66%—2013	12,816	12,855
Term Loan (ES), 7.66%—2013	603,774	605,660

		946,554

Electronic & Electric—3.8%
Advanced Micro Devices, Inc.:
Term Loan—1st Lien, 7.36%—2013	677,422	675,728
Dealer Computer Services, Inc.:
Term Loan—1st Lien, 7.36%—2012	487,104	489,104
Edwards (Cayman Islands II), Ltd:
Term Loan—1st Lien, 7.36%—2014	500,000	500,313
Freescale Semiconductors, Inc.:
Term Loan—1st Lien, 7.11%—2013	1,492,500	1,476,487
H3C (Jumme—3Com) Holdings, Ltd:
Term Loan—1st Lien, 8.37%—2012	333,334	333,334

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007—continued	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests[3] (continued)

Electronic & Electric(continued)
Sabre Holdings Corporation:
Term Loan, 7.605%—2014	$485,904	$481,121
SunGard Data Systems Inc.:
Term Loan US (Feb 07), 7.36%—2014	995,000	998,021

		4,954,108

Financial Intermediaries—3.2%
Hub International Holdings, Inc.:
Unfunded DD Term Loan, 1.375%—2014	91,503	91,332
Term Loan Initial, 7.86%—2014	408,497	407,731
J.G. Wentworth, LLC:
Term Loan—1st Lien (Apr 07), 7.61%—2014	500,000	495,938
LNR Property Corporation:
Term Loan A-1, 8.11%—2009	500,000	500,938
Term Loan B, 8.11%—2011	500,000	499,732
Nasdaq Stock Market, Inc.:
Term Loan B (Dec 06), 7.07%—2012	29,583	29,610
Term Loan B (Dec 06), 7.07%—2012	466,667	467,083
Term Loan B (May 06), 7.07%—2012	1,617	1,618
Term Loan B (May 06), 7.07%—2012	482,785	483,216
Term Loan C (May 06), 7.07%—2012	6,320	6,326
Term Loan C (May 06), 7.07%—2012	274,503	274,748
Peach Holdings, Inc.:
Term Loan, 9.11%—2013	987,500	992,438

		4,250,710

Food Products—1.1%
Dean Foods Company:
Term Loan B, 6.86%—2014	498,750	497,690
Dole Food Company, Inc.:
Pre LC, 7.335%—2013	93,235	92,781
Term Loan B (Mar 06), 7.438%—2013	65,264	64,947
Term Loan B (Mar 06), 7.438%—2013	65,264	64,947
Term Loan B (Mar 06), 7.438%—2013	65,264	64,947
Term Loan B (Mar 06), 9.25%—2013	11,363	11,308
Term Loan C (Solvest), 7.438%—2013	102,558	102,059
Term Loan C (Solvest), 7.438%—2013	102,558	102,059
Term Loan C (Solvest), 7.438%—2013	107,220	106,699
Term Loan C (Solvest), 7.438%—2013	372,939	371,126
Term Loan C (Solvest), 9.25%—2013	5,244	5,219

		1,483,782

Food Services—1.4%
RMK Acquisition Corporation:
Pre LC, 7.36%—2014	118,491	118,477
Term Loan US, 7.36%—2014	1,684,581	1,684,389

		1,802,866

Forest Products—1.4%
Boise Cascade, LLC:
Unfunded DD Term Loan,
0.50%—2014 (5)	91,488	91,306
Term Loan E, 6.875%—2014	194,529	194,140
Term Loan E, 6.844%—2014	212,961	212,535
Domtar Corporation:
Term Loan B, 6.735%—2014	1,350,000	1,343,588

		1,841,569

Health Care—10.0%
Cardinal Health 409, Inc.:
Term Loan—Dollar—2014 (4)	500,000	498,282
Term Loan—Dollar, 7.61%—2014	500,000	498,281
CHS/Community Health Systems, Inc.:
Term Loan B—Add-on,
7.09%—2012	1,488,750	1,490,379
DD Term Loan—2014 (4)(5)	61,872	61,939
Term Loan—2014 (4)	938,128	939,155
DJ Orthopedics, LLC:
Term Loan B (Apr 06), 6.875%—2013	128,571	128,170
Term Loan B (Apr 06), 6.875%—2013	188,571	187,982
Term Loan B (Apr 06), 6.875%—2013	571,429	569,643
Fresenius Medical Care AG:
Term Loan B (Mar 06), 6.735%—2013	140,000	139,842
Term Loan B (Mar 06), 6.735%—2013	285,714	285,393
Term Loan B (Mar 06), 6.735%—2013	361,786	361,379
Term Loan B (Mar 06), 6.73%—2013	85,714	85,618
Term Loan B (Mar 06), 6.735%—2013	114,286	114,157
Graceway Pharmaceuticals, LLC:
Term Loan—1st Lien, 8.11%—2013	991,667	990,427
HCA, Inc.:
Term Loan B (Nov 06), 7.61%—2013	497,500	499,210
Health Management Associates, Inc.:
Term Loan B, 7.11%—2014	997,500	997,954
Healthways, Inc.:
Term Loan B (Dec 06), 6.86%—2013	497,500	497,500
Quintiles Transnational Corporation:
Term Loan B—1st Lien (Mar 06), 7.36%—2013	493,750	495,601

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007—continued	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests[3] (continued)
Health Care (continued)
ReAble Therapeutics Finance, LLC:
Term Loan, 7.856%—2013	$250,000	$250,000
Term Loan, 7.90%—2013	246,250	246,250
Royalty Pharma Finance Trust:
Term Loan, 6.82%—2013	250,000	250,625
Term Loan, 6.84%—2013	248,750	249,372
Select Medical Corporation:
Term Loan B, 7.36%—2012	45,395	45,127
Term Loan B, 7.36%—2012	942,820	937,249
Term Loan B, 9.25%—2012	1,222	1,215
Stiefel Laboratories, Inc.:
DD Term Loan—Initial, 7.605%—2013	431,220	431,220
Term Loan—Initial, 7.605%—2013	563,780	563,780
US Oncology Holdings, Inc.:
Term Loan B, 7.57%—2011	115,527	116,105
Term Loan B, 7.57%—2011	117,949	118,538
Term Loan B, 7.61%—2011	110,831	111,385
Term Loan B, 7.625%—2011	102,565	103,078
United Surgical Partners International:
Unfunded DD Term Loan,
1.25%—2014 (5)	113,709	113,496
Term Loan B, 7.355%—2014	836,613	837,310
DD Term Loan, 7.367%—2014 (5)	47,581	47,492

		13,263,154

Hotels, Motels, Inns & Casinos—5.8%
CCM Merger, Inc.:
Term Loan B, 7.36%—2012	77,086	77,399
Term Loan B, 7.36%—2012	712,661	715,557
Term Loan B, 7.36%—2012	192,715	193,498
Cannery Casino Resorts, LLC:
Unfunded DD Term Loan, 2.25%—2013	204,724	203,445
Unfunded DD Term Loan, 7.61%—2013	19,685	19,562
Term Loan—1st Lien, 7.61%—2013	275,591	273,868
Greenwood Racing, Inc.:
Term Loan—1st Lien, 7.57%—2011	497,500	498,122
Las Vegas Sands, LLC:
Unfunded DD Term Loan, 0.75%—2014	400,000	398,928
Term Loan—1st Lien, 7.11%—2014	1,600,000	1,595,714
Penn National Gaming, Inc.:
Term Loan B, 7.11%—2012	12,500	12,506
Term Loan B, 7.11%—2012	103,182	103,229
Term Loan B, 7.11%—2012	103,182	103,229
Term Loan B, 7.11%—2012	135,758	135,819
Term Loan B, 7.11%—2012	136,364	136,426
Term Loan B, 7.11%—2012	143,636	143,702
Term Loan B, 7.11%—2012	166,061	166,136
Term Loan B, 7.11%—2012	181,818	181,901
Seminole Tribe of Florida:
Unfunded DD Term Loan B, 0.75%—2014 (5)	64,777	64,656
DD Term Loan B, 6.875%—2014	32,389	32,328
DD Term Loan B, 6.875%—2014	32,389	32,328
DD Term Loan B, 6.875%—2014	433,198	432,386
DD Term Loan B, 6.875%—2014	437,247	436,427
VML US Finance, LLC:
Term Loan, 7.61%—2013	666,667	671,288
Wimar Landco, LLC:
Term Loan, 7.61%—2008	357,143	358,865
Wimar Opco, LLC:
Term Loan, 7.61%—2012	627,941	632,023

		7,619,342

Industrial Equipment—0.4%
Mueller Water Products, Inc.:
Term Loan B, 7.07%—2014	6,372	6,380
Term Loan B, 7.07%—2014	195,398	195,642
Term Loan B, 7.10%—2014	345,133	345,564
Term Loan B, 7.11%—2014	53,097	53,164

		600,750

Insurance—0.4%
Conseco, Inc.:
Term Loan (Oct 06), 7.32%—2013	496,250	496,870

Leisure—2.2%
Cedar Fair L.P.:
Term Loan (US), 7.32%—2012	990,000	993,217
Metro-Goldwyn-Mayer Holdings II, Inc.:
Term Loan B (Apr 05), 8.61%—2012	398,990	399,536
National CineMedia, LLC:
Term Loan B, 7.11%—2015	500,000	498,660
WMG Acquisition Corporation:
Term Loan, 7.355%—2011	43,029	43,130
Term Loan, 7.355%—2011	135,626	135,946
Term Loan, 7.355%—2011	466,351	467,452
Term Loan, 7.36%—2011	68,846	69,008
Term Loan, 7.36%—2011	250,000	250,590

		2,857,539

Nonferrous Metals & Minerals—2.1%
Alpha Natural Resources, LLC:
Term Loan B (Oct 05), 7.11%—2012	1,970,000	1,970,617
Freeport-McMoran Copper & Gold Inc.:
Term Loan B, 9.00%—2014	326,667	326,760
Walter Industries, Inc.:
Term Loan (Sep 05), 7.07%—2012	97,516	97,541
Term Loan (Sep 05), 7.07%—2012	111,111	111,139
Term Loan (Sep 05), 7.105%—2012	166,667	166,708
Term Loan (Sep 05), 7.11%—2012	112,784	112,813

		2,785,578

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007—continued	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests[3] (continued)
Oil & Gas—5.1%
ATP Oil and Gas Corporation:
Term Loan, 8.82%—2010	$351,145	$353,011
Term Loan, 8.824%—2010	46,727	46,976
Term Loan, 8.84%—2010	100,135	100,667
Term Loan, 8.855%—2010	200,271	201,335
Term Loan, 8.874%—2010	240,325	241,602
Term Loan, 8.876%—2010	437,635	439,960
Term Loan, 8.883%—2010	100,135	100,667
Eagle Rock Gas Gathering & Processing, Ltd.:
Term Loan (Series B), 8.099%—2012	984,370	984,370
Kinder Morgan, Inc.:
Term Loan B, 6.82%—2014	400,000	399,536
Regency Gas Service, LLC:
Term Loan B-1 (Aug 06), 7.82%—2013	83,333	83,417
SemCrude, L.P.:
Term Loan (CDN) (Jan 05), 7.60%—2011	526,346	527,662
Term Loan (US) (Jan 05), 7.61%—2011	67,052	67,220
Term Loan (US) (Jan 05), 7.61%—2011	150,628	151,004
Term Loan (May 07)—2012 (4)	561,793	563,198
Targa Resources, Inc.:
Syn LC (Oct 05), 7.35%—2012	193,548	194,335
Term Loan (Oct 05), 7.355%—2012	548,387	550,615
Term Loan (Oct 05), 7.36%—2012	18,145	18,219
Term Loan (Oct 05), 7.36%—2012	225,806	226,724
Venoco, Inc.:
Term Loan—2nd Lien (May 07), 9.36%—2014	500,000	502,500
Volnay Acquisition Company I:
Term Loan, 7.36%—2014	895,000	901,339

		6,654,357

Publishing—6.4%
GateHouse Media, Inc.:
DD Term Loan B (Feb 07), 7.35%—2014	125,000	124,000
DD Term Loan B (Feb 07), 7.36%—2014	10,870	10,783
Initial Term Loan, 7.36%—2014	364,130	361,217
Georgia-Pacific Corporation:
Term Loan B1, 7.11%—2012	47,619	47,707
Term Loan B1, 7.11%—2012	80,238	80,385
Term Loan B1, 7.11%—2012	95,238	95,413
Term Loan B1, 7.11%—2012	761,905	763,305
Term Loan B2 (Dec 06), 7.11%—2012	140,833	141,068
Term Loan B2 (Dec 06), 7.11%—2012	216,667	217,028
Term Loan B2 (Dec 06), 7.11%—2012	361,111	361,712
Idearc, Inc.:
Term Loan B, 7.36%—2014	995,000	998,053
Medianews Group, Inc.:
Term Loan B, 6.57%—2010	997,455	985,818

Philadelphia Newspapers, LLC:
Term Loan, 8.10%—2013	1,204	1,207
Quebecor Media, Inc.:
Term Loan B, 7.36%—2013	987,500	991,615
RH Donnelley, Inc. (continued)
Term Loan D-2, 6.86%—2011	16,964	16,953
Term Loan D-2, 6.86%—2011	59,817	59,780
Term Loan D-2, 6.86%—2011	89,726	89,670
Term Loan D-2, 6.86%—2011	89,726	89,670
Term Loan D-2, 6.86%—2011	119,635	119,560
Term Loan D-2, 6.86%—2011	119,635	119,560
Term Loan D-2, 6.86%—2011	149,543	149,450
Term Loan D-2, 6.86%—2011	182,443	182,329
Riverdeep Interactive Learning USA, Inc.:
Term Loan, 8.11%—2013	497,491	498,024
Tribune Company:
Term Loan B, 8.32%—2014	1,500,000	1,463,671
Yell Group, plc:
Term Loan B1, 7.32%—2013	500,000	502,318
		8,470,296
Retailers—1.4%
Michaels Stores, Inc.:
Term Loan B (May 07), 7.625%—2013	1,000,000	989,306
Neiman Marcus Group, Inc.:
Term Loan, 7.07%—2013	50,633	50,755
Term Loan, 7.11%—2013	810,127	812,089

		1,852,150

Surface Transportation—1.3%
Horizon Lines Holding, LLC:
Term Loan C—REFI, 7.57%—2011	771,024	774,398
Swift Transportation, LLC:
Term Loan B, 8.375%—2014	1,000,000	986,071

		1,760,469

Telecommunications & Cellular Communications—3.1%
American Celluar Corporation:
Term Loan B—1st Lien (Mar 07), 7.32%—2014	997,500	996,046
Clearwire Corporation:
Term Loan B, 12.07%—2009	992,500	993,741
Crown Castle Operating Company:
Term Loan—1st Lien, 6.82%—2014	38,462	38,419
Term Loan—1st Lien, 6.899%—2014	461,538	461,034
Intelsat (Bermuda), Ltd.:
Unsec. Term Loan, 7.855%—2014	833,333	833,483
Windstream Corporation:
Term Loan B1 (Feb 07), 6.86%—2013	700,000	701,625

		4,024,348

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Schedule of Investments	Income Opportunity Series
June 30, 2007—continued	(unaudited)

	Principal Amount	Market Value
Senior Floating Rate Interests[3] (continued)
Utilities - 7.0%
Babcock & Wilcox Company:
Syn LC, 8.11%—2012	$1,000,000	$1,005,000
Broadway Gen Funding, LLC:
Term Loan—1st Lien (May 07), 7.36%—2014	398,750	398,501
Calpine Corporation:
DIP (Mar 07), 7.61%—2009	498,750	499,062
Covanta Energy Corporation:
Syn LC (Feb 07), 6.86%—2014	91,129	91,073
Syn LC (Feb 07), 6.86%—2014	238,767	238,618
Term Loan B (Feb 07), 6.875%—2014	206,186	206,057
Term Loan B (Feb 07), 6.875%—2014	206,186	206,057
Term Loan B (Feb 07), 6.875%—2014	257,732	257,571
Dynegy Holdings, Inc.:
Syn LC, 6.82%—2012	500,000	496,750
KGEN, LLC:
Syn LC (Jan 07), 7.125%—2014	500,000	500,000
NRG Energy, Opco, Inc.:
Syn LC (June 07), 7.11%—2013	585,684	582,651
Term Loan B (June 07), 7.11%—2013	1,410,780	1,403,475
NRG Holdings, Inc.:
Unfunded DD Term Loan, 0.50%—2014	1,000,000	990,750
Plains Resources, Inc.:
Term Loan, 6.86%—2011	853,738	853,738
Riverside Energy Center, LLC:
Term Loan, 9.57%—2011	527,957	537,856
Rocky Mountain Energy Center, LLC:
LC, 9.605%—2011	42,479	43,275
Term Loan, 9.57%—2011	336,150	342,453
Wolf Hollow I, L.P.:
Syn RC (Dec 05), 7.57%—2012	7,934	7,775
Syn RC (Dec 05), 7.57%—2012	9,068	8,886
Syn RC (Dec 05), 7.57%—2012	41,937	41,099
Syn LC (Dec 05), 7.57%—2012	235,756	231,041
Term Loan—1st Lien (Dec 05), 7.61%—2012	277,991	272,431

		9,214,119

Total senior floating rate interests
(cost $116,677,105)		116,584,037

Corporate Bonds—1.0%
Drugs—0.4%
Elan Corporation, 9.485%—2013 (1)(2)	500,000	509,375

Electronic & Electric—0.6%
Freescale Semiconductors, Inc., 9.235%—2014 (1)(2)	500,000	482,500
NXP B.V., 8.105%—2013 (1)(2)	325,000	325,406

		807,906

Total corporate bonds
(cost 1,330,159)		1,317,281

Temporary Cash Investments—8.2%
State Street General Account Money
Money Market Fund	$5,600,000	$5,600,000
State Street General Account Money
U.S. Government	5,200,000	5,200,000

Total temporary cash investments
(cost 10,800,000)		10,800,000

Repurchase Agreement—0.9%
State Street, 2.75%, dated 06- 29- 07, matures 07-02-07; repurchase amount of $1,146,512 (Collateralized by FHLB, 10-19-07 with a value of $1,169,976)	1,146,249	1,146,249

Total repurchase agreement
(cost $1,146,249)		1,146,249

Total investments—98.7%
(cost $129,953,513)		129,847,567
Cash & other assets, less liabilities—1.3%		1,660,826

Total net assets—100.0%		$131,508,393

For federal income tax purposes the identified cost of investments owned at June 30, 2007 was $130,120,746.

plc (public limited company)

LP (Limited Partnership)

1	Security is a 144A security, which places restrictions on resale. See note 4 to financial statements.

2	Variable rate security. Rate indicated is rate effective at June 30, 2007.

3	Senior loans in which the Series invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States bans, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2007.

4	Senior Loan purchased on a when issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

5	Portion purchased on a delayed delivery basis.

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Income Opportunity Series
(unaudited)

Statement of Assets and Liabilities
June 30, 2007
Assets:
Investments, at value[1]	$129,847,567
Cash	779,388
Receivables:
Fund shares sold	34,382
Securities sold	4,966,297
Interest	986,657
Prepaid expenses	28,659

Total assets	136,642,950

Liabilities:
Payable for:
Securities purchased	4,651,302
Fund shares redeemed	206,167
Dividends payable to shareholders	47,663
Management fees	86,001
Transfer and administration fees	33,690
Professional fees	20,261
12b-1 distribution plan fees	70,787
Other	16,843
Directors’ fees	1,843

Total liabilities	5,134,557

Net Assets	131,508,393

Net assets consist of:
Paid in capital	131,638,249
Accumulated net investment loss	(199,719)
Undistributed net realized gain on sale of investments	175,809
Net unrealized depreciation in value of investments	(105,946)
Net assets	131,508,393
Class A:
Capital shares outstanding (unlimited number of shares authorized)	5,980,715
Net assets	60,242,218
Net asset value and redemption price per share	10.07

Maximum offering price per share (net asset value divided by 95.25%)	10.57

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,674,641
Net assets	26,900,125
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	10.06

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,411,591
Net assets	44,366,050
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	10.06

[1]Investments, at cost	129,953,513

Statement of Operations
For the Six Months Ended June 30, 2007

Investment Income:
Interest	$4,719,763

Total investment income	4,719,763

Expenses:
Management fees	506,609
Custodian fees	23,220
Transfer/maintenance fees	30,496
Administration fees	96,193
Directors’ fees	3,516
Professional fees	13,374
Reports to shareholders	8,530
Registration fees	18,854
Other expenses	9,629
12b-1 distribution plan fees—Class A	71,582
12b-1 distribution plan fees—Class B	130,766
12b-1 distribution plan fees—Class C	216,167

Total expenses	1,128,936
Less: Earnings credits applied	(5,730)

Net expenses	1,123,206

Net investment income	3,596,557

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	175,809

Net realized gain	175,809

Net unrealized depreciation during the period on:
Investments	(41,175)

Net unrealized depreciation	(41,175)

Net gain	134,634

Net increase in net assets resulting from operations	$3,731,191

The accompanying notes are an integral part of the financial statements.

Security Income Fund
Statement of Changes in Net Assets	Income Opportunity Series

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets from operations:
Net investment income	$3,596,557	$6,586,900
Net realized gain during the period on investments	175,809	328,951
Net unrealized depreciation during the period on investments	(41,175)	(685,999)

Net increase in net assets resulting from operations	3,731,191	6,229,852

Distributions to shareholders from:
Net investment income
Class A	(1,735,972)	(3,164,879)
Class B	(693,763)	(1,346,139)
Class C	(1,146,547)	(2,244,362)
Net realized gain
Class A	–	(55,089)
Class B	–	(25,508)
Class C	–	(42,145)
Return of capital
Class A	–	(18,390)
Class B	–	(8,777)
Class C	–	(14,629)

Total distributions to shareholders	(3,576,282)	(6,919,918)

Capital share transactions:
Proceeds from sale of shares
Class A	7,623,783	21,895,566
Class B	768,402	3,767,236
Class C	2,739,008	8,437,144
Distributions reinvested
Class A	1,628,318	2,952,099
Class B	604,842	1,251,431
Class C	1,055,768	2,105,760
Cost of shares redeemed
Class A	(4,922,533)	(14,550,886)
Class B	(328,306)	(854,572)
Class C	(2,312,392)	(5,084,916)

Net increase from capital share transactions	6,856,890	19,918,862

Net increase in net assets	7,011,799	19,228,796

Net assets:
Beginning of period	124,496,594	105,267,798

End of period	131,508,393	124,496,594

Accumulated net investment loss at end of period	(199,719)	(219,994)

Capital Share Activity:
Shares sold
Class A	754,614	2,165,571
Class B	76,132	373,396
Class C	271,449	835,665
Shares reinvested
Class A	161,227	292,350
Class B	59,966	124,114
Class C	104,673	208,870
Shares redeemed
Class A	(487,406)	(1,438,882)
Class B	(32,576)	(84,615)
Class C	(229,242)	(503,790)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows	Security Income Fund
For the Period Ended June 30, 2007 (unaudited)	Income Opportunity Series

Net Increase in Net Assets Resulting from Operations:	$3,731,191
Adjustments to reconcile net increase in net assets to net increase in cash from operating activities:
Realized and unrealized loss on investments	(134,634)
Amortization of discount/premium on investments	10,640
Proceeds from disposition of investments	103,109,942
Purchase of investments	(109,805,675)
Changes in operating assets & liabilities:
Increase in interest receivable and prepaid expenses	162,635
Increase in payables	(12,333)

Net cash used in operating activities	(2,938,234)

Cash flows from financing activities:
Proceeds from shares sold	11,549,287
Payments on shares redeemed	(7,539,727)
Dividends paid in cash(a)	(292,446)

Net cash provided by financing activities	3,717,114

Net increase in cash	778,880
Cash at the beginning of the period	508

Cash at the end of the period	$779,388

(a)	Non-cash funding activities not included herein consist of dividends of $3,288,929.

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Income Opportunity Series

	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,
	2007[h]	2006	2005	2004[e]
Class A
Per Share Data
Net asset value, beginning of period	$10.06	$10.12	$10.11	$10.04

Income (loss) from investment operations:
Net investment income[c]	0.30	0.62	0.44	0.22
Net gain (loss) on securities (realized and unrealized)	0.01	(0.03)	0.01	0.13

Total from investment operations	0.31	0.59	0.45	0.35

Less distributions:
Dividends from net investment income	(0.30)	(0.64)	(0.44)	(0.25)
Distributions from realized gains	–	(0.01)	–	(0.03)

Total distributions	(0.30)	(0.65)	(0.44)	(0.28)

Net asset value, end of period	10.07	10.06	10.12	10.11

Total Return[a]	3.15%	5.96%	4.55%	3.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	60,242	55,848	45,856	27,646

Ratios to average net assets:
Net investment income	6.09%	6.14%	4.45%	2.92%
Total expenses[b]	1.37%	1.41%	1.44%	1.43%
Net expenses[d]	1.36%	1.41%	1.44%	1.42%

Portfolio turnover rate	79%	76%	71%	146%
	Six Months Ended June 30,	Year Ended December 31,		Period Ended December 31,
	2007[h]	2006[g]	2005[f]	2004[e]
Class B
Per Share Data
Net asset value, beginning of period	10.04	10.10	10.11	10.04

Income (loss) from investment operations:
Net investment income[c]	0.27	0.56	0.40	0.17
Net gain (loss) on securities (realized and unrealized)	0.02	(0.03)	(0.01)	0.12

Total from investment operations	0.29	0.53	0.39	0.29

Less distributions:
Dividends from net investment income	(0.27)	(0.58)	(0.40)	(0.19)
Distributions from realized gains	–	(0.01)	–	(0.03)

Total distributions	(0.27)	(0.59)	(0.40)	(0.22)

Net asset value, end of period	10.06	10.04	10.10	10.11

Total Return[a]	2.86%	5.35%	3.92%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,900	$25,822	$21,800	$18,606

Ratios to average net assets:
Net investment income	5.34%	5.54%	4.02%	2.20%
Total expenses[b]	2.12%	2.01%	1.82%	2.17%
Net expenses[d]	2.11%	2.01%	1.82%	2.17%

Portfolio turnover rate	79%	76%	71%	146%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Income Fund
Selected data for each share of capital stock outstanding throughout each period	Income Opportunity Series

	Six Months Ended June 30, 2007[h]	Year Ended December 31,		Period Ended December 31, 2004[e]
Class C		2006	2005
Per Share Data
Net asset value, beginning of period	$10.04	$10.10	$10.11	$10.04
Income (loss) from investment operations:
Net investment income[c]	0.27	0.54	0.37	0.16
Net gain (loss) on securities (realized and unrealized)	0.02	(0.03)	(0.01)	0.13

Total from investment operations	0.29	0.51	0.36	0.29
Less distributions:
Dividends from net investment income	(0.27)	(0.56)	(0.37)	(0.19)
Distributions from realized gains	—	(0.01)	—	(0.03)

Total distributions	(0.27)	(0.57)	(0.37)	(0.22)
Net asset value, end of period	10.06	10.04	10.10	10.11

Total Return[a]	2.87%	5.18%	3.57%	2.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,366	$42,827	$37,612	$30,288
Ratios to average net assets:
Net investment income	5.34%	5.39%	3.66%	2.17%
Total expenses[b]	2.12%	2.16%	2.19%	2.17%
Net expenses[d]	2.11%	2.16%	2.19%	2.17%
Portfolio turnover rate	79%	76%	71%	146%

[a]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]

The Income Opportunity Series was initially capitalized on February 11, 2004, with a net asset value of $10.00 per share. The Series commenced operations on March 31, 2004 with a net asset value of $10.04. Percentage amounts for the period have been annualized, except for total return.

[f]	Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with the NASD sales cap regulations. Per share information reflects this change.
[g]	Effective March 1, 2006, Class B shares began charging 12b-1 fees in accordance with the NASD sales cap regulations. Per share information reflects this change.
[h]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Security

Cash Fund

Adviser,

Security Global Investors

Security Global Investors refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC.

Performance Summary	Security Cash Fund
June 30, 2007	(unaudited)

PERFORMANCE

Portfolio Composition by Quality Ratings

Tier 1 investments	99.45%
Repurchase Agreement	0.47
Cash & other assets, less liabilities	0.08
Total net assets	100.00%

Average Annual Returns

Periods Ended 06-30-07	1 Year	5 Years	10 Years
	4.40%	1.90%	3.03%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.

The accompanying notes are an integral part of the financial statements.

Performance Summary	Security Cash Fund
June 30, 2007	(Unaudited)

PERFORMANCE

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 - June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 01-01-07	Ending Account Value 06-30-07[1]	Expenses Paid During Period[2]
Security Cash Fund
Actual	$1,000.00	$1,021.60	$5.01
Hypothetical	1,000.00	1,019.84	5.01

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007 to June 30, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2007 to June 30, 2007 was 2.16%.

[2]

Expenses are equal to the Fund’s annualized expense ratio of 1.00% (net of fee reimbursements and earnings credits) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments	Security Cash Fund
June 30, 2007 (Unaudited)

	Principal Amount	Value
CERTIFICATE OF DEPOSIT—14.5%
Bank of Ireland
5.34%, 8/09/2007	$2,000,000	$2,000,000
BNP Paribas NY Branch
5.33%, 8/23/2007	2,000,000	2,000,068
Credit Suisse New York
5.62%, 7/18/2007	1,700,000	1,700,113
UBS AG Stamford CT
5.30%, 7/20/2007	1,100,000	1,100,001
Westpac Banking Corporation
5.35%, 10/29/2007	1,000,000	999,400
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,799,582)		$7,799,582
CORPORATE BOND—21.9%
Automotive—4.6%
Toyota Motor Credit Corporation
5.35%, 7/02/2007 (1)(2)	$1,000,000	999,993
5.405%, 7/02/2007 (1)(2)	1,500,000	1,500,052

		2,500,045

Brokerage—11.7%
Goldman Sachs Group, Inc.
5.474%, 7/02/2007 (2)	1,000,000	1,000,005
5.475%. 7/05/2007 (1)(2)	1,300,000	1,300,488
Lehman Brothers Holdings, Inc.
5.385%, 7/19/2007 (2)	1,000,000	1,000,045
Merrill Lynch & Company, Inc.
5.36%, 7/23/2007 (1)(2)	2,000,000	2,000,200
Morgan Stanley
5.385%, 7/25/2007 (1)(2)	1,000,000	1,000,396

		6,301,134

Financial Companies—Captive—5.6%
Caterpillar Financial Services Corporation
5.365%, 7/27/2007 (2)	2,000,000	2,000,057
General Electric Capital Corporation
5.41%, 8/20/2007 (1)(2)	1,000,000	1,000,798

		3,000,855
TOTAL CORPORATE BOND (Cost $11,802,034)		$11,802,034
MORTGAGE BACKED SECURITIES—1.0%
Other Non-Agency—1.0%
Pass-Thru’s—1.0%
Small Business Administration Pools
#503295, 5.75%—7/01/2007 (1)(2)	64,016	64,056
#503303, 5.75%—7/01/2007 (1)(2)	101,264	101,327
#603265, 5.75%—7/01/2007 (1)(2)	85,516	85,302
#502398, 5.875%—7/01/2007 (1)(2)	18,261	18,329
#503152, 5.875%—7/01/2007 (1)(2)	90,932	90,932
#501927, 6.50%—7/01/2007 (1)(2)	174,288	175,933

		535,879
TOTAL MORTGAGE BACKED SECURITIES (Cost $535,879)		$535,879
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES 12.0%
Federal Home Loan Bank
5.02%—7/05/2007 (1)(2)	1,000,000	1,000,000
5.25%—11/02/2007	1,500,000	1,499,886
5.25%—11/29/2007	1,000,000	1,000,000
5.27%—5/21/2008	1,000,000	1,000,000
5.30%—5/30/2008	1,000,000	1,000,000
Federal Home Loan Mortage Corporation
5.27%—4/25/2008	1,000,000	999,723
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $6,499,609)		$6,499,609
ASSET BACKED COMMERCIAL PAPER—20.1%
Financial Companies—Captive—1.8%
Edison Asset Securitization LLC
5.23%, 8/3/2007	1,000,000	995,206

Financial Companies—Diversified—1.9%
Amsterdam Funding Corporation
5.28%, 7/31/2007	1,000,000	995,600

Financial Companies—Miscellaneous Receivables—4.8%
Falcon Asset Securitization Corporation
5.27%, 7/16/2007	1,200,000	1,197,365
5.28%, 7/23/2007	1,400,000	1,395,483

		2,592,848

Financial Companies—Trade & Term Receivables—7.0%
Cafco LLC
5.26%, 7/19/2007	1,500,000	1,496,055
5.26%, 8/3/2007	1,000,000	995,178
Eureka Securitization
5.27%, 7/17/2007	1,300,000	1,296,955

		3,788,188

Financial Companies—Trade Receivables—4.6%
Sheffield Receivables Corporation
5.27%, 7/9/2007	1,200,000	1,198,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Cash Fund
June 30, 2007 (Unaudited)—continued

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (continued)
Financial Companies—Trade Receivables (continued)
Sheffield Receivables Corporation (continued)
5.28%, 7/13/2007	1,300,000	$1,297,708

		2,496,302
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $10,868,144)		$10,868,144
COMMERCIAL. PAPER—29.9%
Automotive—4.6%
American Honda Finance
5.22%, 7/5/2007	500,000	499,710
5.27%, 8/6/2007	2,000,000	1,989,460

		2,489,170

Banking—2.0%
UBS Finance (Delaware) LLC
5.275%, 8/2/2007	1,100,000	1,094,842

Brokerage—6.3%
ING (US) Funding LLC
5.26%, 7/6/2007	1,400,000	1,398,977
5.25%, 7/30/2007	1,000,000	995,771
Morgan Stanley
5.23%, 8/8/2007	1,000,000	994,479

		3,389,227

Consumer Products—4.6%
Procter & Gamble International Funding
5.26%, 8/20/2007	1,000,000	992,695
5.25%, 9/12/2007	1,500,000	1,484,031

		2,476,726

Non U.S. Banking—8.5%
Danske Corporation
5.25%, 7/6/2007	1,400,000	1,398,979
5.25%, 7/10/2007	1,000,000	998,688
Societe Generale
5.25%, 8/7/2007	1,200,000	1,193,525
Westpac Banking Corporation
5.25%, 7/12/2007	1,000,000	998,397

		4,589,589

Pharmaceuticals—3.9%
Abbott Laboratories
5.26%, 7/12/2007	1,000,000	998,393
5.24%, 7/16/2007	1,100,000	1,097,585

		2,095,978
TOTAL COMMERCIAL PAPER (Cost $16,135,532)		$16,135,532

REPURCHASE AGREEMENT—0.5%
United Missouri Bank, 4.86%, dated 6/29/07, matures 7/02/07; repurchase amount of $252,102 (Collateralized by U.S. Treasury Note, 3.25%, 8/15/07 with a value of $257,041)	$252,000	$252,000
TOTAL REPURCHASE AGREEMENT (Cost $252,000)		$252,000
Total Investments (Security Cash Fund) (Cost $53,892,780)—99.9%		$53,892,780
Other Assets in Excess of Liabilities—0.1%		45.042

TOTAL NET ASSETS—100.0%		$53,937,822

Footnotes

Percentages are stated as a percent of net assets.

For federal in come tax purposes the identified cost of investments owned at 6/30/2007 was $53,892,780.

1	- Maturity date indicated is next interest reset date.

2	- Variable rate security. Rate indicated is rate effective at June 30, 2007.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Cash Fund
(unaudited)

Statement of Assets and Liabilities June 30, 2007
Assets:
Investments, at value[1]	$53,892,780
Cash	16,611
Receivables:
Fund shares sold	23,878
Securities sold	2,505
Interest	365,124
Security Management Company	7,129
Prepaid expenses	30,750

Total assets	54,338,777

Liabilities:
Payable for:
Fund shares redeemed	331,875
Dividends payable to shareholders	1,742
Management fees	21,980
Custodian fees	2,306
Transfer agent/maintenance fees	15,602
Administration fees	4,672
Professional fees	9,911
Directors’ fees	6,238
Other	6,629

Total liabilities	400,955

Net Assets	$53,937,822

Net assets consist of:
Paid in capital	$53,937,822

Net assets	$53,937,822

Capital shares outstanding (unlimited number of shares authorized)	53,937,822
Net asset value and redemption price per share	$1.00

[1] Investments, at cost	$53,892,780

Statement of Operations For the Six Months Ended June 30, 2007
Investment Income:
Interest	$1,368,995

Total investment income	1,368,995

Expenses:
Management fees	127,988
Custodian fees	6,092
Transfer agent/maintenance fees	125,988
Administration fees	25,662
Professional fees	6,082
Reports to shareholders	4,301
Registration fees	20,144
Other expenses	8,490

Total expenses	324,747
Less: Reimbursement of expenses	(68,555)
Earnings credits applied	(10)

Net expenses	256,182

Net investment income	1,112,813

Net increase in net assets resulting from operations	$1,112,813

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Security Cash Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase in net assets from operations:
Net investment income	$1,112,813	$2,219,389

Net increase in net assets resulting from operations	1,112,813	2,219,389

Distributions to shareholders from:
Net investment income	(1,112,813)	(2,219,389)

Total distributions to shareholders	(1,112,813)	(2,219,389)

Capital share transactions:
Proceeds from sale of shares	34,658,994	80,018,561
Distributions reinvested	1,082,420	2,147,801
Cost of shares redeemed	(32,747,613)	(74,881,682)

Net increase from capital share transactions	2,993,801	7,284,680

Net increase in net assets	2,993,801	7,284,680

Net assets:
Beginning of period	50,944,021	43,659,341

End of period	$53,937,822	$50,944,021

Capital Share Activity:
Shares sold	34,658,994	80,018,561
Shares reinvested	1,082,420	2,147,801
Shares redeemed	(32,747,613)	(74,881,682)

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected data for each share of capital stock outstanding throughout each year	Security Cash Fund

	Six Months Ended June 30, 2007[g]	2006	2005	2004	2003	Year Ended, December 31, 2002
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[c]	0.02	0.04	0.02	— [f]	— [f]	0.01

Total from investment operations	0.02	0.04	0.02	—	—	0.01
Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.02)	— [e]	— [e]	(0.01)

Total distributions	(0.02)	(0.04)	(0.02)	—	—	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[a]	2.16%	4.13%	2.30%	0.40%	0.20%	0.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,938	$50,944	$43,659	$49,398	$59,563	$69,679
Ratios to average net assets:
Net investment income	4.35%	4.11%	2.26%	0.40%	0.21%	0.84%
Total expenses[b]	1.27%	1.42%	1.38%	1.26%	1.14%	1.07%
Net expenses[d]	1.00%	1.00%	1.00%	0.99%	1.00%	1.00%

[a]	Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and earnings credits, as applicable.
[c]	Net investment income was computed using the average month-end shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]	Dividends from net investment income are less than $0.01 per share.
[f]	Net investment income is less than $0.01 per share.
[g]	Unaudited figures for the six months ended June 30, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

June 30, 2007 (unaudited)

1. Significant Accounting Policies

Security Income Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund offers different classes and, therefore, is required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except that purchases of Class “A” shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class “A” shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of Security Income Fund’s (the Fund) securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Security Income Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

The senior floating rate interests (loans) in which the High Yield Series and the Income Opportunity Series invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Senior Floating Rate Interests - Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending

Notes to Financial Statements

June 30, 2007 (unaudited)

rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

D. Options - The Funds (except Security Cash Fund) may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

The cash premiums received for a written option are recorded as an asset, with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. There were no options written or purchased, outstanding at June 30, 2007.

E. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay-down gains and losses on senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

F. Securities Purchased on a When-Issued or Delayed Delivery Basis - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Series actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Series will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. Expenses - Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Series are allocated to each respective class in proportion to the relative net assets of each class.

H. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

J. Earnings Credits - Under the fee schedule with the custodian, the Funds can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

K. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M. Indemnifications - Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

N. Futures - The Series may enter into interest rate futures contracts (“futures” or “futures contracts”) as a hedge against changes in prevailing levels of interest rates. A Series’ hedging may include sales of futures as an offset against the effect of expected increases in interest rates, and purchases of futures as an offset against the effect of expected declines in interest rates.

The Series will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Although techniques other than sales an purchases of futures contracts could be used to reduce a Series’ exposure to interest rate fluctuations, the Series may be able to hedge exposure more effectively and at a lower cost through using futures contracts. The primary risks associated with the use of futures contracts

Notes to Financial Statements

June 30, 2007 (unaudited)

are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Series. The Series realize a gain or loss when the contract is closed or expires.

O. Recent Accounting Pronouncements - On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncer tain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaulated the implications of FIN 48 and has determined there is no impact on the Fund’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is ef fective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management evaluated the Funds uncertain tax positions and determined that no financial statement entries were necessary.

2. Management Fees and Other Transactions with Affiliates

Security Global Investors (SGI) refers to the asset management arm of Security Benefit which consists of Security Investors, LLC, (formerly known as Security Management Company, LLC), and for global investing, Security Global Investors, LLC. Management fees are paid monthly to Security Investors (SI) (formerly known as Security Management Company), based on the following annual rates:

Management Fees (as a % of net assets)
Security Income Fund:
Capital Preservation Series	0.35%
Diversified Income Series	0.35%
High Yield Series	0.60%
Income Opportunity Series	0.80%[1]
Security Cash Fund	0.50%

[1]	Management fees are payable at the rate of 0.80% of the average daily net assets of $200 million or less, plus 0.70% of the average daily net assets of more than $200 million.

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these ser vices, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Security Income Fund:
Capital Preservation Series	0.095%
Diversified Income Series	0.095%
High Yield Series	0.095%
Income Opportunity Series	0.150%
Security Cash Fund	0.095%
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

SI is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per Series	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for Diversified Income Series provides that the total expenses be limited to 0.95% of average net assets for Class A shares and 1.70% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for High Yield Series provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis. These contracts are in effect through December 31, 2008.

Notes to Financial Statements

June 30, 2007 (unaudited)

Security Income Fund has adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans of the Diversified Income Series, High Yield Series and the Income Opportunity Series provide for payments at an annual rate of 0.25% of the average daily net assets of Class A Shares of each Series and 1.00% of the average daily assets of Cass B and Class C shares. The plans for the Capital Preservation Series provide for payment at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares. The distribution plan fees are paid to Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the national distributor of the Funds. Effective December 1, 2006, Class B shares of the High Yield Series ceased charging 12b-1 fees in accordance with the NASD sales cap regulations.

SDI retained underwriting commissions during the period ended June 30, 2007, on sales of shares after allowances to brokers and dealers in the following amounts:

SDI Underwriting Commissions
Security Income Fund:
Capital Preservation Series	$52,520
Diversified Income Series	11,394
Income Opportunity Series	13,881

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include SGI and SDI.

At June 30, 2007, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Fund or Series	Percent of outstanding shares owned
Security Income Fund:
Diversified Income Series	5.28%
Income Opportunity Series	46.19%
Security Cash Fund	5.01%

3. Fair Valued Securities

As of June 30, 2007, the following series contained securities that were valued using procedures approved by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Diversified Income Series	$—	$25,000	0.0%
High Yield Series	—	333,194	0.0%

4. 144A Securities

As of June 30, 2007, the following series contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Capital Preservation Series	$41,708,453	$42,071,179	22.7%
Diversified Income Series	11,998,200	12,219,532	13.5%
High Yield Series	16,083,132	16,198,833	26.6%
Income Opportunity Series	2,561,771	2,563,043	1.9%

5. Illiquid Securities

As of June 30, 2007, the following series contained securities that were considered illiquid securities. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	% of Net Assets
Diversified Income Series	$—	$25,000	0.0%
High Yield Series	—	594,318	0.0%

6. Line of Credit

The Income Opportunity Series of the Security Income Fund has a $10 million committed secured revolving line of credit with State Street Bank and Trust Company (the Bank). The Series may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at a variable rate per annum equal to the Bank’s overnight federal funds rate as determined by the Bank plus 0.50% per annum which rate shall change when such federal funds rate changes. The Series did not use the line during the six months ended June 30, 2007.

7. Federal Income Tax Matters

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount, as well as, return of capital distributions. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2007, were as follows:

	Capital Preservation Series	Diversified Income Series	High Yield Series	Income Opportunity Series
Gross unrealized appreciation	$307,674	$—	$1,280,072	$238,859
Gross unrealized depreciaton	(1,244,488)	(2,230,143)	(1,553,332)	(512,038)

Net unrealized depreciation	$(936,814)	$(2,230,143)	$(273,260)	$(273,179)

Notes to Financial Statements

June 30, 2007 (unaudited)

At December 31, 2006, the following funds have capital loss carryovers and deferred post October losses to offset future realized capital gains as follows:

	Carryover Utilized in 2006	Capital Loss Carryovers	Expires In	Deferred Post-October Losses
Security Income Fund:
Capital Preservation Series	$—	$1,770,802	2013	243,345
	—	2,390,407	2014

	$—	$4,161,209

Diversified Income Series	$—	$801,693	2007	—
	—	3,837,647	2008
	—	433,468	2010
	—	291,583	2011
	—	453,684	2012
	—	1,213,966	2014

	$—	$7,032,041

High Yield Series	$51,555	$—	2010	—
	465,399	88,154	2011

	$516,954	$88,154

Income Opportunity Series	$199,830	$—	2013	—

The tax character of distributions paid during the fiscal year ended December 31, 2006 (adjusted by dividends payable), was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2006
Security Income Fund:
Capital Preservation Series	$8,579,858	$—	$50,082	$8,629,940
Diversified Income Series	3,783,191	—	—	3,783,191
High Yield Series	3,447,721	—	—	3,447,721
Income Opportunity Series	6,869,422	—	41,796	6,911,218
Security Cash Fund	2,218,713	—	—	2,218,713

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements
June 30, 2007 (Unaudited)

As of December 31, 2006 the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Distributable Earnings / (Deficit)***
Security Income Fund:
Capital Preservation Series	$—	—	$(4,404,554)	$(249,882)	$(4,654,436)
Diversified Income Series	184,309	—	(7,032,041)	(894,307)	(7,742,039)
High Yield Series	39,281	—	(88,154)	598,547	549,674
Income Opportunity Series	—	—	—	(232,009)	(232,009)
Security Cash Fund	676	—	—	—	676

*	Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.
**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, differences between book and tax basis bond discount accretion, and the interest accrued on defaulted bonds for tax purposes.
***	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the dividends payable at the end of the fiscal year.

8. Investment Transactions

Investment transactions for the six months ended June 30, 2007 (excluding overnight investments and short-term debt securities and U.S. government securities) were as follows:

	Capital Preservation Series	Diversified Income Series	High Yield Series	Income Opportunity Series
Purchases	$38,408,521	$18,409,109	$18,360,504	$47,677,407
Proceeds from sales	$47,014,561	$13,276,925	$22,483,774	$49,629,491

9. Open Futures Contracts

Open futures contracts for Capital Preservation Series and Diversified Income Series as of June 30, 2007 were as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Gain/(Loss)
Capital Preservation Series
U.S. 2-Year Note Future	Long	615	09/29/2007	$125,442,934	$125,325,469	$(117,465)
U.S. 5-Year Note Future	Short	(150)	09/29/2007	(15,683,850)	(15,611,719)	72,131
U.S. 10-Year Note Future	Short	(251)	09/20/2007	(26,728,661)	(26,531,485)	197,176
U.S. Long Bond Future	Short	(43)	09/20/2007	(4,690,545)	(4,633,250)	57,295

				$78,339,878	$78,549,015	$209,137

Diversified Income
U.S. 2-Year Note Future	Long	110	09/29/2007	$22,436,948	$22,415,938	$(21,010)
U.S. 5-Year Note Future	Long	130	09/29/2007	13,593,580	13,530,156	(63,424)
U.S. 10-Year Note Future	Short	(36)	09/20/2007	(3,833,593)	(3,805,313)	28,280
U.S. Long Bond Future	Short	(33)	09/20/2007	(3,599,721)	(3,555,750)	43,971

				$28,597,214	$28,585,031	$(12,183)

Directors and Officers (unaudited)
The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

Directors Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business broker, Griffith & Blair Realtors Director - Jayhawk Area Boy Scouts Council

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.; Director - Stormont-Vail Corporation Director - Concerned Citizens for Topeka Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley** (09-20-46) 2005	President, Washburn University President, J&J Bonanza

Penny A. Lumpkin** (08-20-39) 1993

Partner, Vivians’ Gift Shop (Corporate Retail)

Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)

Vice President, PLB (Real Estate Equipment Leasing)

Vice President, Town Crier (Retail)

Prior to 1999:

Vice President & Treasurer, Palmer News, Inc.

Vice President, M/S News, Inc.

Secretary, Kansas City Periodicals

Prior to 2002:

Vice President, Bellaire Shopping Center (Managing and Leasing)

Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer, Stormont-Vail HealthCare Director - VHA Mid-America Director - Go Topeka

Thomas A. Swank* (01-10-60) 2007 President, Director & Chairman of the Board

Senior Vice President, Security Benefit Corporation and Security Benefit Life Insurance Company

Chief Operating Officer, Security Benefit Life Insurance Company

President, First Security Benefit Life Insurance and Annuity Company of New York

Chief Financial Officer & Treasurer, Security Benefit Corporation,

Security Benefit Life Insurance Company and First Security Benefit Life Insurance and Annuity Company of New York

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.
***	Each director oversees 28 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Effective August 17, 2007, Michael Odlum resigned his position as President and Acting Chairman of the Board of the Security Funds.

Director and Officers (unaudited) (continued)

Officers Name (Date of Birth) Title - Year Elected*	Principal Occupation(s) During Past 5 Years
Steven M. Bowser (02-11-60) Vice President - 2003	Vice President & Senior Portfolio Manager, Security Investors, LLC; Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company

Christina Fletcher (07-25-72) Vice President - 2005	Vice President & Portfolio Manager, Security Investors, LLC Credit Analyst/Portfolio Manager, Horizon Cash Management Senior Money Market Trader, Scudder Investments

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President & Chief Compliance Officer, Security Global Investors, LLC;

Assistant Vice President, Security Benefit Life Insurance Company

Vice President, Assistant Treasurer & Director, Security Distributors, Inc.

Mark Lamb (02-03-60) Vice President - 2003	Vice President, Security Investors, LLC, Vice President, Security Benefit Life Insurance Company

Amy J. Lee (06-05-61) Secretary - 1987

Secretary, Security Investors, LLC.;

Secretary & Chief Compliance Officer, Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Corporation &

Security Benefit Life Insurance Company

Director, Brecek & Young Advisors, Inc.

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager, Security Investors, LLC Vice President & Portfolio Manager, Security Benefit Life Insurance Company

Christopher Phalen (11-9-70) Vice President - 2002

Vice President & Head of Fixed Income Asset Management, Security Global Investors

Assistant Vice President & Head of Fixed Income Asset Management,

Security Benefit Life Insurance Company;

Vice President & Portfolio Manager, Security Investors, LLC

Vice President & Portfolio Manager, Security Benefit Life Insurance Company

James P. Schier (12-28-57) Vice President - 1998	Vice President & Senior Portfolio Manager, Security Investors, LLC; Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company

Cindy L. Shields (06-05-67) Vice President - 1988

Vice President & Head of Operations, Security Global Investors

Vice President & Head of Equity Asset Management, Security Investors, LLC

Vice President & Head of Equity Asset Management, Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary, Security Investors, LLC;

Second Vice President & Assistant General Counsel, Security Benefit Corporation &

Security Benefit Life Insurance Company

Assistant Secretary, Security Distributors, Inc.

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager, Security Investors, LLC; Assistant Vice President & Portfolio Manager, Security Benefit Life Insurance Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Mid Cap Value Series

•	Select 25 Series

•	Small Cap Growth Series

Security Large Cap Value Fund

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Thomas A. Swank

Officers

Thomas A. Swank, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

One Security Benefit Place • Tapeka, Kansas 66636-0001 • securitybenefit.com

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1)	Not required at this time.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY CASH FUND

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS A. SWANK
Thomas A. Swank, President

Date:	August 31, 2007

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	August 31, 2007